UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896

                         GAMCO Global Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     During the twelve month period ended December 31, 2008, The GAMCO Global Convertible Securities Fund (the "Fund") (Class AAA) declined 43.20%, which includes reinvestment of its regular quarterly distributions of three cents per share. The Merrill Lynch Global 300 Convertible Index, declined 27.77% in 2008.

     The performance of the global index was driven by and reflected multiple factors, globally weak equity and credit markets, poor market sentiment, and some short sale selling restrictions. Regional performance was led by Japan, which was only marginally positive for the year, and followed by Europe, Asia/Pacific, and the U.S. markets in descending order.

     Credit spreads widened over the course of the year, reaching their peak in mid-November. The Fund was nearly fully invested for the year. The U.S. component of the global index was the weakest performance contributor, and as such, the Fund's heavy domestic based holdings caused some additional performance drag.

     The convertible market experienced unprecedented pain in 2008, suffering dearly from the worsening credit crunch, intensified risk aversion, and continued deterioration of marketplace liquidity. These results show the consequences of a unique combination of factors. The convertible market has changed over the past decade, largely becoming the domain of convertible arbitragers rather than outright participants. Convertible arbitragers typically buy a convertible security and short the underlying equity in order to isolate the imbedded option. In addition, many of these funds use leverage to enhance returns. Interestingly the "Perfect Storm" was hastened and intensified, at the behest of governmental regulators, with about half of this year's new issuance in the convertibles arena aimed at shoring up financial institutions' capital bases. The subsequent failures (or effective failures) of: Fannie Mae, American International Group, IndyMac Bancorp, Washington Mutual, and Lehman Brothers only served to concentrate the pain in an already vulnerable sector. When Lehman Brothers declared bankruptcy, many commercial banks with outstanding repo lines to Lehman received convertibles as well as other securities, which had been hypothecated as collateral for the lines. In turn, the commercial banks sold these assets at "fire sale" prices, further pressuring an already weakened market, effectively adding insult to injury. The unintended consequences of the regulators' moral hazard lesson were the violent disruptions experienced by money market, interbank market, credit derivatives, and synthetic bond participants. The SEC's temporary prohibition on financial company short sales may have adversely impacted valuations of these underlying convertible securities. Any changes in valuation, which would have required adjustments to hedges were hampered, and subsequent potential new buyers of these positions were eliminated. As security valuations have fallen, it is believed that a number of these arbitrage participants have exited the market, and have once again been replaced by outright convertible buyers.

     For full year 2008, Merrill Lynch reports that globally, Industrials provided the best performance with a -14.2% return, and Financials were the worst performer with a return of -39.3%. Total global convertible supply shrunk in 2008, new issuance was USD86.3 billion (about half of the USD162.1 billion level seen in 2007), which was offset by retirements of USD140.5 billion for the year.

     While the Fund has generally been underweight Financials for a few years, holdings in the sector were some of the larger performance detractors in 2008. CompuCredit's (2.4% of net assets as of December 31, 2008) and Franklin Bank's bonds continued to decline as the subprime mortgage crisis dragged on and worries that the contagion would continue spreading to all matters of consumer finance. Further, Media names: Emmis Communications (0.3%) and Citadel Broadcasting (6.6%) have also suffered with the decline of advertising based revenues.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        President
February 24, 2009

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND CLASS AAA SHARES, THE LIPPER CONVERTIBLE SECURITIES
                   FUND AVERAGE, AND THE MSCI WORLD FREE INDEX

                               (PERFORMANCE GRAPH)

                   GAMCO         LIPPER
                   GLOBAL     CONVERTIBLE
                CONVERTIBLE    SECURITIES
                SECURITIES        FUND       MSCI WORLD
                    FUND        AVERAGE      FREE INDEX
                -----------   -----------    ----------
2/3/1994         10,000         10,000         10,000
12/31/1994       10,090          9,277          9,863
12/31/1995       11,363         11,316         11,910
12/31/1996       11,985         13,084         13,520
12/31/1997       12,323         15,511         15,632
12/31/1998       13,388         16,204         19,442
12/31/1999       20,229         20,889         24,268
12/31/2000       17,397         21,026         21,070
12/31/2001       15,093         19,542         17,526
12/31/2002       14,361         17,994         14,040
12/31/2003       17,446         22,817         18,688
12/31/2004       19,479         24,795         21,439
12/31/2005       21,037         25,524         23,474
12/31/2006       22,802         28,301         28,185
12/31/2007       23,276         30,423         30,733
12/31/2008       13,214         20,134         18,222

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                                                   Since
                                                                                                                 Inception
                                                          Quarter     1 Year      3 Year     5 Year    10 Year   (2/3/94)
                                                          -------     ------     ------      -----     -------   ---------
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
   CLASS AAA ..........................................    (26.38)%   (43.23)%   (14.36)%    (5.40)%   (0.13)%     1.89%
Merrill Lynch Global 300 Convertible Index*............     (9.07)    (27.77)     (2.73)     (0.10)     2.54        N/A*
MSCI World Free Index .................................    (21.77)    (40.71)     (8.10)     (0.51)    (0.65)      4.10
Class A ...............................................    (26.31)    (43.14)    (14.30)     (5.35)    (0.10)      1.91
                                                           (30.55)(b) (46.41)(b) (15.97)(b)  (6.45)(b) (0.68)(b)   1.51(b)
Class B ...............................................    (26.45)    (43.60)    (14.96)     (6.07)    (0.69)      1.50
                                                           (30.13)(c) (46.42)(c) (15.82)(c)  (6.45)(c) (0.69)      1.50
Class C ...............................................    (26.50)    (43.62)    (14.98)     (6.09)    (0.63)      1.54
                                                           (27.23)(d) (44.18)(d) (14.98)     (6.09)    (0.63)      1.54
Class I ...............................................    (26.31)    (43.02)    (14.25)     (5.33)    (0.09)      1.91


IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.46%, 2.45%, 3.20%, 3.20%, AND 2.20%, RESPECTIVELY. THE NET EXPENSE RATIOS IN THE CURRENT PROSPECTUS FOR THESE SHARE CLASSES ARE 2.12%, 2.12%, 2.87%, 2.87%, AND 1.87%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MAY 2, 2001, MARCH 28, 2001, NOVEMBER 26, 2001, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED.YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2008 through December 31, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund.When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is not the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                                                 Beginning         Ending      Annualized     Expenses
                                               Account Value   Account Value     Expense    Paid During
                                                  07/01/08        12/31/08        Ratio       Period*
                                               -------------   -------------   ----------   -----------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ACTUAL FUND RETURN
Class AAA                                        $1,000.00       $  610.00        2.02%        $ 8.17
Class A                                          $1,000.00       $  612.30        2.02%        $ 8.19
Class B                                          $1,000.00       $  609.00        2.76%        $11.16
Class C                                          $1,000.00       $  609.40        2.76%        $11.16
Class I                                          $1,000.00       $  612.30        1.76%        $ 7.13
HYPOTHETICAL 5% RETURN
Class AAA                                        $1,000.00       $1,014.98        2.02%        $10.23
Class A                                          $1,000.00       $1,014.98        2.02%        $10.23
Class B                                          $1,000.00       $1,011.26        2.76%        $13.95
Class C                                          $1,000.00       $1,011.26        2.76%        $13.95
Class I                                          $1,000.00       $1,016.29        1.76%        $ 8.92

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Health Care .........................    16.1%
Metals and Mining ...................    15.4%
Energy and Utilities ................    14.0%
U.S. Government Obligations .........    10.6%
Telecommunications ..................     9.7%
Broadcasting ........................     6.9%
Hotels and Gaming ...................     6.6%
Entertainment .......................     5.0%
Diversified Commercial Services .....     4.1%
Consumer Products ...................     3.2%
Business Services ...................     2.6%
Financial Services ..................     2.4%
Electronics .........................     1.6%
Commercial Services .................     1.3%
Specialty Chemicals .................     0.9%
Automotive ..........................     0.5%
Other Assets and Liabilities (Net) ..    (0.9)%
                                        -----
                                        100.0%
                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

 PRINCIPAL                                                                   MARKET
  AMOUNT                                                         COST         VALUE
-----------                                                   ----------   ----------
               CONVERTIBLE CORPORATE BONDS -- 85.3%
               BROADCASTING -- 6.6%
$   400,000    Citadel Broadcasting Corp.,
                  Sub. Deb. Cv.,
                  4.000%, 02/15/11 ........................   $  343,446   $  285,000
                                                              ----------   ----------
               BUSINESS SERVICES -- 2.6%
    100,000    Akamai Technologies Inc., Cv.,
                  1.000%, 12/15/33 ........................      176,340      114,000
                                                              ----------   ----------
               COMMERCIAL SERVICES -- 1.3%
    300,000    Providence Service Corp.,
                  Sub. Deb. Cv.,
                  6.500%, 05/15/14 ........................      262,542       54,562
                                                              ----------   ----------
               CONSUMER PRODUCTS -- 3.2%
    200,000(a) Givaudan Nederland Finance BV, Cv.,
                  5.375%, 03/01/10 ........................      168,576      137,627
                                                              ----------   ----------
               DIVERSIFIED COMMERCIAL SERVICES -- 4.1%
    200,000    Danaher Corp., Cv.,
                  Zero Coupon, 01/22/21 ...................      234,294      176,500
                                                              ----------   ----------
               ELECTRONICS -- 1.6%
    200,000    Advanced Micro Devices Inc., Cv.,
                  5.750%, 08/15/12 ........................      152,020       69,750
                                                              ----------   ----------
               ENERGY AND UTILITIES -- 13.5%
    200,000    Cameron International Corp., Cv.,
                  2.500%, 06/15/26 ........................      341,262      198,500
    300,000    Ja Solar Holdings Co., Ltd., Cv.,
                  4.500%, 05/15/13 ........................      283,748      121,500
    300,000    Transocean Ltd., Ser. A, Cv.,
                  1.625%, 12/15/37 ........................      346,250      262,875
                                                              ----------   ----------
                                                                 971,260      582,875
                                                              ----------   ----------
               ENTERTAINMENT -- 5.0%
    300,000    Macrovision Solutions Corp., Cv.,
                  2.625%, 08/15/11 ........................      281,100      215,250
                                                              ----------   ----------
               FINANCIAL SERVICES -- 2.4%
    400,000    CompuCredit Corp., Cv.,
                  3.625%, 05/30/25 ........................      302,234      102,500
                                                              ----------   ----------
               HEALTH CARE -- 16.1%
    400,000    Advanced Medical Optics Inc.,
                  Sub. Deb. Cv.,
                  3.250%, 08/01/26 ........................      326,852      142,000
    200,000    Cephalon Inc., Ser. B,
                  Sub. Deb. Cv.,
                  Zero Coupon, 06/15/33 ...................      238,050      274,500
    400,000    Chemed Corp., Cv.,
                  1.875%, 05/15/14 ........................      348,099      277,500
                                                              ----------   ----------
                                                                 913,001      694,000
                                                              ----------   ----------

 PRINCIPAL                                                                   MARKET
  AMOUNT                                                         COST         VALUE
-----------                                                   ----------   ----------
               HOTELS AND GAMING -- 6.6%
$   300,000    International Game Technology, Cv,,
                  2.600%, 12/15/36 ........................   $  297,792   $  285,000
                                                              ----------   ----------
               METALS AND MINING -- 12.0%
    200,000    Kinross Gold Corp., Cv.,
                  1.750%, 03/15/28 (b) ....................      202,443      176,500
    200,000    Newmont Mining Corp., Cv.,
                  1.625%, 07/15/17 ........................      274,754      213,500
    300,000    Vedanta Finance Jersey Ltd., Cv.,
                  4.600%, 02/21/26 ........................      447,553      129,000
                                                              ----------   ----------
                                                                 924,750      519,000
                                                              ----------   ----------
               SPECIALTY CHEMICALS -- 0.6%
     50,000    Ferro Corp., Cv.,
                  6.500%, 08/15/13 ........................       24,500       24,437
                                                              ----------   ----------
               TELECOMMUNICATIONS -- 9.7%
     50,000    American Tower Corp., Cv.,
                  5.000%, 02/15/10 ........................       47,562       47,062
    250,000    Level 3 Communications Inc., Cv.,
                  2.875%, 07/15/10 ........................      234,423      155,313
 20,000,000(c) Softbank Corp., Cv.,
                  1.500%, 03/31/13 ........................      228,383      216,322
                                                              ----------   ----------
                                                                 510,368      418,697
                                                              ----------   ----------
               TOTAL CONVERTIBLE
                  CORPORATE BONDS .........................    5,562,223    3,679,198
                                                              ----------   ----------

  SHARES
-----------
               CONVERTIBLE PREFERRED STOCKS -- 4.1%
               AUTOMOTIVE -- 0.5%
      7,500    General Motors Corp.,
                  6.250% Cv. Pfd., Ser. C .................      183,928       24,000
                                                              ----------   ----------
               BROADCASTING -- 0.3%
      6,000    Emmis Communications Corp.,
                  6.250% Cv. Pfd., Ser. A .................      199,501       12,660
                                                              ----------   ----------
               METALS AND MINING -- 3.3%
      3,000    Freeport-McMoRan Copper &
                  Gold Inc., 6.750% Cv. Pfd. ..............      452,908      142,350
                                                              ----------   ----------
               TOTAL CONVERTIBLE
                  PREFERRED STOCKS ........................      836,337      179,010
                                                              ----------   ----------
               COMMON STOCKS -- 0.9%
               ENERGY AND UTILITIES -- 0.5%
     18,000    Boart Longyear Group .......................       32,080        2,510
        100    Fugro NV, CVA ..............................        4,156        2,848
     10,000    Lamprell plc ...............................       80,409       16,894
                                                              ----------   ----------
                                                                 116,645       22,252
                                                              ----------   ----------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                             MARKET
  SHARES                                                         COST         VALUE
-----------                                                   ----------   ----------
               COMMON STOCKS (CONTINUED)
               METALS AND MINING -- 0.1%
     23,000    Imdex Ltd. .................................   $   34,710   $    4,570
                                                              ----------   ----------
               SPECIALTY CHEMICALS -- 0.3%
      1,800    Phosphate Holdings Inc. ....................       59,742       13,086
                                                              ----------   ----------
               TOTAL COMMON STOCKS ........................      211,097       39,908
                                                              ----------   ----------

 PRINCIPAL
  AMOUNT
-----------
               U.S. GOVERNMENT OBLIGATIONS -- 10.6%
               U.S. TREASURY CASH MANAGEMENT BILLS -- 2.4%
$   103,000    U.S. Treasury Cash Management Bill,
                  0.223%+, 04/29/09 .......................      102,926      102,981
                                                              ----------   ----------
               U.S. TREASURY BILLS -- 8.2%
    355,000    U.S. Treasury Bills,
                  0.020% to 0.198%+,
                  03/19/09 to 06/25/09 ....................      354,801      354,522
                                                              ----------   ----------
               TOTAL U.S. GOVERNMENT
                  OBLIGATIONS .............................      457,727      457,503
                                                              ----------   ----------
               TOTAL
                  INVESTMENTS -- 100.9% ...................   $7,067,384    4,355,619
                                                              ==========
               OTHER ASSETS AND LIABILITIES (NET) -- (0.9)%                   (40,759)
                                                                           ----------
               NET ASSETS -- 100.0% .......................                $4,314,860
                                                                           ==========

----------
(a)  Principal amount denoted in Swiss Francs.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of the Rule 144A security amounted to $176,500 or 4.09% of net assets.

(c)  Principal amount denoted in Japanese Yen.

+    Represents annualized yield at date of purchase.

                              % OF
                             MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION   VALUE      VALUE
--------------------------   ------   ----------
North America ............    85.5%   $3,724,349
Europe ...................     6.2       269,475
Japan ....................     5.0       216,322
Asia Pacific .............     2.9       128,580
Africa/Middle East .......     0.4        16,893
                             -----    ----------
                             100.0%   $4,355,619
                             =====    ==========

                See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $7,067,384) ...................   $ 4,355,619
   Foreign currency, at value (cost $4) ......................             4
   Cash ......................................................        46,853
   Receivable for investments sold ...........................         8,250
   Receivable from Adviser ...................................        15,495
   Dividends and interest receivable .........................        48,936
   Prepaid expenses ..........................................        17,031
                                                                 -----------
   TOTAL ASSETS ..............................................     4,492,188
                                                                 -----------
LIABILITIES:
   Payable for investments purchased .........................        74,278
   Payable for Fund shares redeemed ..........................        37,806
   Payable for distribution fees .............................           910
   Payable for legal and audit fees ..........................        29,963
   Payable for shareholder communications expenses ...........        20,004
   Other accrued expenses ....................................        14,367
                                                                 -----------
   TOTAL LIABILITIES .........................................       177,328
                                                                 -----------
   NET ASSETS applicable to 1,646,917 shares outstanding .....   $ 4,314,860
                                                                 ===========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ...........   $ 8,677,218
   Accumulated net investment income .........................        32,612
   Accumulated net realized loss on investments
      and foreign currency transactions ......................    (1,683,356)
   Net unrealized depreciation on investments ................    (2,711,765)
   Net unrealized appreciation on foreign
      currency translations ..................................           151
                                                                 -----------
   NET ASSETS ................................................   $ 4,314,860
                                                                 ===========
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per share
      ($3,999,763 / 1,523,987 shares outstanding; 75,000,000
      shares authorized) .....................................   $      2.62
                                                                 ===========
   CLASS A:
   Net Asset Value and redemption price per share ($196,075 /
      74,554 shares outstanding; 50,000,000 shares
      authorized) ............................................   $      2.63
                                                                 ===========
   Maximum offering price per share (NAV / .9425, based on
      maximum sales charge of 5.75% of the offering price) ...   $      2.79
                                                                 ===========
   CLASS B:
   Net Asset Value and offering price per share ($3,728 /
      1,579 shares outstanding; 25,000,000 shares
      authorized) ............................................   $      2.36(a)
                                                                 ===========
   CLASS C:
   Net Asset Value and offering price per share ($86,065 /
      35,699 shares outstanding; 25,000,000 shares
      authorized) ............................................   $      2.41(a)
                                                                 ===========
   CLASS I:
   Net Asset Value, offering, and redemption price per share
      ($29,229 / 11,098 shares outstanding; 25,000,000 shares
      authorized) ............................................   $      2.63
                                                                 ===========

----------
(a)  Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $393) .....................   $    75,319
   Interest .....................................................       206,287
                                                                    -----------
   TOTAL INVESTMENT INCOME ......................................       281,606
                                                                    -----------
EXPENSES:
   Investment advisory fees .....................................        71,680
   Distribution fees - Class AAA ................................        17,110
   Distribution fees - Class A ..................................           496
   Distribution fees - Class B ..................................           200
   Distribution fees - Class C ..................................           634
   Custodian fees ...............................................        35,005
   Shareholder communications expenses ..........................        34,295
   Legal and audit fees .........................................        27,221
   Registration expenses ........................................        23,068
   Shareholder services fees ....................................        20,642
   Interest expense .............................................         1,579
   Directors' fees ..............................................           880
   Miscellaneous expenses .......................................         9,688
                                                                    -----------
   TOTAL EXPENSES ...............................................       242,498

   Less:
      Expense reimbursement (see Note 3) ........................       (97,017)
      Custodian fee credits .....................................           (20)
                                                                    -----------
   NET EXPENSES .................................................       145,461
                                                                    -----------
   NET INVESTMENT INCOME ........................................       136,145
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized loss on investments .............................    (1,447,744)
   Net realized gain on foreign currency transactions ...........        98,660
                                                                    -----------
   Net realized loss on investments and foreign currency
      transactions ..............................................    (1,349,084)
                                                                    -----------
   Net change in unrealized appreciation/(depreciation) on
      investments ...............................................    (2,300,403)

   Net change in unrealized appreciation/(depreciation) on
      foreign currency translations .............................        (6,835)
                                                                    -----------
   Net change in unrealized appreciation/(depreciation) on
      investments and foreign currency translations .............    (2,307,238)
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
      FOREIGN CURRENCY ..........................................    (3,656,322)
                                                                    -----------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...........................................   $(3,520,177)
                                                                    ===========

                See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED          YEAR ENDED
                                                                               DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                               -----------------   -----------------
OPERATIONS:
   Net investment income/(loss) ............................................      $   136,145         $    (75,731)
   Net realized gain/(loss) on investments and foreign currency
      transactions .........................................................       (1,349,084)           1,226,792
   Net change in unrealized appreciation/(depreciation) on investments and
      foreign currency translations ........................................       (2,307,238)            (909,072)
                                                                                  -----------         ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       (3,520,177)             241,989
                                                                                  -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ............................................................         (197,833)            (339,964)
      Class A ..............................................................           (7,065)              (2,169)
      Class B ..............................................................             (482)              (1,439)
      Class C ..............................................................           (2,027)              (3,657)
      Class I ..............................................................           (1,348)                  --
                                                                                  -----------         ------------
                                                                                     (208,755)            (347,229)
                                                                                  -----------         ------------
   Net realized gain
      Class AAA ............................................................               --             (899,675)
      Class A ..............................................................               --               (5,310)
      Class B ..............................................................               --               (3,773)
      Class C ..............................................................               --               (8,158)
                                                                                  -----------         ------------
                                                                                           --             (916,916)
                                                                                  -----------         ------------
   Return of capital
      Class AAA ............................................................               --             (226,444)
      Class A ..............................................................               --               (1,336)
      Class B ..............................................................               --                 (950)
      Class C ..............................................................               --               (2,054)
      Class I ..............................................................               --                   --
                                                                                  -----------         ------------
                                                                                           --             (230,784)
                                                                                  -----------         ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................         (208,755)          (1,494,929)
                                                                                  -----------         ------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ............................................................       (1,772,190)            (164,705)
      Class A ..............................................................          285,955               14,542
      Class B ..............................................................          (27,015)               1,261
      Class C ..............................................................           35,150              (73,462)
      Class I ..............................................................           51,134                   --
                                                                                  -----------         ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..............       (1,426,966)            (222,364)
                                                                                  -----------         ------------
   REDEMPTION FEES .........................................................              348                    2
                                                                                  -----------         ------------
   NET DECREASE IN NET ASSETS ..............................................       (5,155,550)          (1,475,302)
NET ASSETS:
   Beginning of period .....................................................        9,470,410           10,945,712
                                                                                  -----------         ------------
   End of period (including undistributed net investment income of
      $32,612 and $0, respectively) ........................................      $ 4,314,860          $ 9,470,410
                                                                                  ===========         ============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                        INCOME
                              FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                         -----------------------------------  -----------------------------------------------
                                         Net
                                       Realized
                                         and
              Net Asset      Net      Unrealized     Total                    Net
    Year        Value,   Investment      Gain        from         Net       Realized    Return
    Ended     Beginning    Income     (Loss) on   Investment  Investment    Gain on       of        Total
December 31,  of Period   (Loss)(a)  Investments  Operations    Income    Investments  Capital  Distributions
------------  ---------  ----------  -----------  ----------  ----------  -----------  -------  -------------
CLASS AAA
   2008         $4.77     $ 0.08       $(2.11)      $(2.03)     $(0.12)         --         --      $(0.12)
   2007          5.48      (0.04)        0.16         0.12       (0.19)     $(0.51)    $(0.13)      (0.83)
   2006          6.22       0.08         0.44         0.52       (0.10)      (1.16)        --       (1.26)
   2005          6.26       0.04         0.40         0.44       (0.17)      (0.32)        --       (0.49)
   2004          6.77       0.07         0.62         0.69       (0.12)      (0.38)     (0.70)      (1.20)
CLASS A
   2008         $4.78     $ 0.10       $(2.13)      $(2.03)     $(0.12)         --         --      $(0.12)
   2007          5.49      (0.04)        0.16         0.12       (0.19)     $(0.51)    $(0.13)      (0.83)
   2006          6.23       0.08         0.44         0.52       (0.10)      (1.16)        --       (1.26)
   2005          6.26       0.04         0.41         0.45       (0.17)      (0.32)        --       (0.49)
   2004          6.77       0.09         0.60         0.69       (0.11)      (0.36)     (0.73)      (1.20)
CLASS B
   2008         $4.34     $ 0.02       $(1.88)      $(1.86)     $(0.12)         --         --      $(0.12)
   2007          5.10      (0.08)        0.15         0.07       (0.19)     $(0.51)    $(0.13)      (0.83)
   2006          5.91       0.03         0.42         0.45       (0.10)      (1.16)        --       (1.26)
   2005          6.01      (0.01)        0.39         0.38       (0.17)      (0.32)        --       (0.49)
   2004          6.59       0.03         0.59         0.62       (0.10)      (0.34)     (0.76)      (1.20)
CLASS C
   2008         $4.43     $ 0.04       $(1.94)      $(1.90)     $(0.12)         --         --      $(0.12)
   2007          5.19      (0.09)        0.16         0.07       (0.19)     $(0.51)    $(0.13)      (0.83)
   2006          5.99       0.04         0.42         0.46       (0.10)      (1.16)        --       (1.26)
   2005          6.09       0.00(c)      0.38         0.38       (0.17)      (0.32)        --       (0.49)
   2004          6.66       0.03         0.60         0.63       (0.10)      (0.34)     (0.76)      (1.20)
CLASS I
   2008(e)      $4.62     $ 0.08       $(1.95)      $(1.87)     $(0.12)         --         --      $(0.12)

                                                                             RATIOS TO AVERAGE
                                                                       NET ASSETS/SUPPLEMENTAL DATA
                                                          ------------------------------------------------------
                                                 Net
                          Net Asset             Assets        Net       Operating       Operating
    Year                    Value,              End of    Investment     Expenses        Expenses      Portfolio
    Ended     Redemption    End of    Total     Period      Income       Before           Net of        Turnover
December 31,    Fees(a)     Period   Return+  (in 000's)    (Loss)    Reimbursement  Reimbursement(b)    Rate++
------------  ----------  ---------  -------  ----------  ----------  -------------  ----------------  ---------
CLASS AAA
   2008        $0.00(c)     $2.62    (43.2)%    $ 4,000     1.88%        3.38%          2.02%(d)          110%
   2007         0.00(c)      4.77      2.1        9,294    (0.70)        2.46           2.12(d)           141
   2006         0.00(c)      5.48      8.4       10,691     1.21         2.14           2.03(d)           130
   2005         0.01         6.22      8.0       13,781     0.63         2.11           2.03(d)            58
   2004         0.00(c)      6.26     11.7       20,350     1.06         2.06           2.01               60
CLASS A
   2008        $0.00(c)     $2.63    (43.1)%    $   196     2.78%        3.38%          2.02%(d)          110%
   2007         0.00(c)      4.78      2.1           57    (0.69)        2.45           2.12(d)           141
   2006         0.00(c)      5.49      8.4           49     1.24         2.14           2.03(d)           130
   2005         0.01         6.23      8.2           93     0.68         2.06           2.04(d)            58
   2004         0.00(c)      6.26     11.6          598     1.41         2.06           2.01               60
CLASS B
   2008        $0.00(c)     $2.36    (43.6)%    $     4     0.56%        4.13%          2.77%(d)          110%
   2007         0.00(c)      4.34      1.3           37    (1.49)        3.21           2.87(d)           141
   2006         0.00(c)      5.10      7.6           42     0.47         2.89           2.78(d)           130
   2005         0.01         5.91      7.3           73    (0.13)        2.84           2.78(d)            58
   2004         0.00(c)      6.01     10.8          133     0.45         2.81           2.76               60
CLASS C
   2008        $0.00(c)     $2.41    (43.6)%    $    86     1.11%        4.13%          2.77%(d)          110%
   2007         0.00(c)      4.43      1.2           82    (1.65)        3.19           2.87(d)           141
   2006         0.00(c)      5.19      7.8          164     0.57         2.90           2.78(d)           130
   2005         0.01         5.99      7.2          145    (0.01)        2.91           2.78(d)            58
   2004         0.00(c)      6.09     10.9           95     0.44         2.81           2.76               60
CLASS I
   2008(e)     $0.00(c)     $2.63    (41.2)%    $    29     2.14%(f)     3.13%(f)       1.77%(d)(f)       110%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2004 would have been 61%. The portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the years ended December 31, 2008, 2007, 2006, 2005, and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%,
     2.75%, 2.75%, 2.75%, and 2.75% (Class B and Class C), and 1.75% (Class I)
     respectively.

(c)  Amount represents less than $0.005 per share.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the years ended December 31, 2006 and 2005 would have been 2.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class
     A), 2.77% and 2.78% (Class B), 2.77% and 2.78% (Class C), respectively. For the years ended December 31, 2008 and 2007, the effect of the custodian fee credits was minimal.

(e) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)  Annualized.

                See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The GAMCO Global Convertible Securities Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                           $  273,479
Level 2 - Other Significant Observable Inputs      4,082,140
                                                  ----------
TOTAL                                             $4,355,619
                                                  ==========

There were no Level 3 investments held at December 31, 2007 or 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2008, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated distributions in excess of net investment income by $329,013 and increase accumulated net realized loss on investments and foreign currency transactions by $329,013.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                               YEAR ENDED         YEAR ENDED
                                           DECEMBER 31, 2008   DECEMBER 31, 2007
                                           -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income (inclusive of short-term
   capital gains) ......................       $208,755           $  563,795
Net long-term capital gains ............             --              700,350
Return of capital ......................             --              230,784
                                               --------           ----------
Total distributions paid ...............       $208,755           $1,494,929
                                               ========           ==========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays distributions quarterly in the amount of $0.03 per share and identifies that portion of the distribution which is from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. The Fund currently intends to pay $0.03 per share on a quarterly basis in March, June, September, and December.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and premiums amortized on convertible bonds.

At December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards ...   $(1,682,742)
Undistributed ordinary income ............        88,225
Net unrealized depreciation on investments
   and foreign currency translations .....    (2,761,754)
Other temporary differences* .............        (6,087)
                                             -----------
Total ....................................   $(4,362,358)
                                             ===========

----------
* Other temporary differences are primarily due to accrued income on hybrid securities.

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,682,742, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                       GROSS          GROSS
                                    UNREALIZED     UNREALIZED    NET UNREALIZED
                         COST      APPRECIATION   DEPRECIATION    DEPRECIATION
                      ----------   ------------   ------------   --------------
Investments .......   $7,117,523      $36,506     $(2,798,410)    $(2,761,904)

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2008, the Adviser reimbursed the Fund in the amount of $97,017. Such amount is not recoverable in future years.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $7,733,909 and $9,899,051, respectively.

6.TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $772 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $2,524 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the year ended December 31, 2008.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. At December 31, 2008, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit in 2008 was $21,044 with a weighted average interest rate of 4.41%. The maximum amount borrowed at any time during 2008 was $675,000.

8. CAPITAL STOCK. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $348, and $2, respectively.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                                YEAR ENDED               YEAR ENDED
                                                             DECEMBER 31, 2008        DECEMBER 31, 2007
                                                          ----------------------   ----------------------
                                                           SHARES       AMOUNT      SHARES       AMOUNT
                                                          --------   -----------   --------   -----------
                                                                 CLASS AAA                CLASS AAA
Shares sold ...........................................    104,223   $   403,685    408,614   $ 2,306,843
Shares issued upon reinvestment of distributions ......     48,768       178,477    276,253     1,347,031
Shares redeemed .......................................   (575,938)   (2,354,352)  (687,982)   (3,818,579)
                                                          --------   -----------   --------   -----------
   Net decrease .......................................   (422,947)  $(1,772,190)    (3,115)  $  (164,705)
                                                          ========   ===========   ========   ===========
                                                                  CLASS A                  CLASS A
Shares sold ...........................................     62,919   $   287,520      6,870   $    38,310
Shares issued upon reinvestment of distributions ......        369         1,337      1,712         8,316
Shares redeemed .......................................       (724)       (2,902)    (5,492)      (32,084)
                                                          --------   -----------   --------   -----------
   Net increase .......................................     62,564   $   285,955      3,090   $    14,542
                                                          ========   ===========   ========   ===========
                                                                  CLASS B                  CLASS B
Shares issued upon reinvestment of distributions ......        100   $       361      1,340   $     5,931
Shares redeemed .......................................     (7,147)      (27,376)      (879)       (4,670)
                                                          --------   -----------   --------   -----------
   Net increase/(decrease) ............................     (7,047)  $   (27,015)       461   $     1,261
                                                          ========   ===========   ========   ===========
                                                                  CLASS C                  CLASS C
Shares sold ...........................................     25,866   $    63,487         --            --
Shares issued upon reinvestment of distributions ......        246           859      2,707   $    12,269
Shares redeemed .......................................     (8,853)      (29,196)   (15,962)      (85,731)
                                                          --------   -----------   --------   -----------
   Net increase/(decrease) ............................     17,259   $    35,150    (13,255)  $   (73,462)
                                                          ========   ===========   ========   ===========
                                                                  CLASS I*
Shares sold ...........................................     13,028   $    59,870
Shares issued upon reinvestment of distributions ......        369         1,348
Shares redeemed .......................................     (2,299)      (10,084)
                                                          --------   -----------
   Net increase .......................................     11,098   $    51,134
                                                          ========   ===========

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Convertible Securities Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (/s/ Ernst & Young LLP)


Philadelphia, Pennsylvania
February 24, 2009

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2008, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund's portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of convertible securities funds, noting that the Fund's performance for the one, three, and five year periods was poor. The Independent Board Members also acknowledged the limitations of the peer group selected because there was only one other dedicated global convertible fund in the peer group.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of convertible securities funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios, after voluntary expense reimbursements, were significantly higher than, and the Fund's size was significantly lower than, average within this group. The Independent Board Members also noted that all but one of the peer group were domestic convertible funds, thereby limiting the usefulness of peer group comparisons. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the complex. The Independent Board Members did not compare the management fee with the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, but had a relatively poor performance record. The Independent Board Members also concluded that the Fund's expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Convertible Securities Fund at One Corporate Center, Rye, NY 10580-1422.

                                             NUMBER OF FUNDS
                            TERM OF OFFICE   IN FUND COMPLEX
    NAME, POSITION(S)        AND LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
    ADDRESS(1) AND AGE      TIME SERVED(2)       DIRECTOR                DURING PAST FIVE YEARS               HELD BY DIRECTOR(4)
-------------------------   --------------   ---------------   -----------------------------------------   -------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI              Since 1993            26         Chairman and Chief Executive Officer of     Director of Morgan Group
Director and                                                   GAMCO Investors, Inc. and Chief             Holdings, Inc. (holding
Chief Investment Officer                                       Investment Officer - Value Portfolios of    company); Chairman of the
Age: 66                                                        Gabelli Funds, LLC and GAMCO Asset          Board of LICT Corp.
                                                               Management Inc.; Director/Trustee or        (multimedia and
                                                               Chief Investment Officer of other           communication services
                                                               registered investment companies in the      company)
                                                               Gabelli/GAMCO Funds complex; Chairman and
                                                               Chief Executive Officer of GGCP, Inc.

JOHN D. GABELLI               Since 1993            10         Senior Vice President of Gabelli &          Director of GAMCO
Director                                                       Company, Inc.                               Investors, Inc. (asset
Age: 64                                                                                                    management)

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI                Since 2001             7         Chief Executive Officer of Cerutti          Director of The LGL
Director                                                       Consultants, Inc.                           Group, Inc. (diversified
Age: 69                                                                                                    manufacturing)

ANTHONY J. COLAVITA           Since 1993            36         Partner in the law firm of Anthony J.          --
Director                                                       Colavita, P.C.
Age: 73

ARTHUR V. FERRARA             Since 2001             8         Former Chairman of the Board and Chief         --
Director                                                       Executive Officer of The Guardian Life
Age: 78                                                        Insurance Company of America (1993-1995)

WERNER J. ROEDER, MD          Since 1993            22         Medical Director of Lawrence Hospital and      --
Director                                                       practicing private physician
Age: 68

ANTHONIE C. VAN EKRIS         Since 1993            20         Chairman of BALMAC International, Inc.         --
Director                                                       (commodities and futures trading)
Age: 74

SALVATORE J. ZIZZA            Since 2004            28         Chairman of Zizza & Co., Ltd.               Director of Hollis-Eden
Director                                                       (consulting)                                Pharmaceuticals
Age: 63                                                                                                    (biotechnology); Director
                                                                                                           of Earl Scheib, Inc.
                                                                                                           (automotive services)

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                            TERM OF OFFICE
    NAME, POSITION(S)        AND LENGTH OF                        PRINCIPAL OCCUPATION(S)
    ADDRESS(1) AND AGE      TIME SERVED(2)                         DURING PAST FIVE YEARS
-------------------------   --------------   -----------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT               Since 2003     Executive Vice President and Chief Operating Officer of Gabelli
President and Secretary                      Funds, LLC since 1988 and an officer of all of the registered
Age: 57                                      investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. (formerly Gabelli Advisers,
                                             Inc.) since 1998

AGNES MULLADY                 Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all
Treasurer                                    of the registered investment companies in the Gabelli/GAMCO Funds
Age: 50                                      complex; Senior Vice President of U.S. Trust Company, N.A. and
                                             Treasurer and Chief Financial Officer of Excelsior Funds from
                                             2004 through 2005; Chief Financial Officer of AMIC Distribution
                                             Partners from 2002 through 2004

PETER D. GOLDSTEIN            Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since
Chief Compliance Officer                     2004; Chief Compliance Officer of all of the registered
Age: 55                                      investment companies in the Gabelli/GAMCO Funds complex; Vice
                                             President of Goldman Sachs Asset Management from 2000 through
                                             2004

----------
1    Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

5    Directors who are not interested persons are considered "Independent"
     Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.120 per share for all classes. For the year ended December 31, 2008, 36.28% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 21.12% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 46.56% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 0.51%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities.The GAMCO Global Convertible Securities Fund did not meet this strict requirement in 2008. The percentage of net assets of U.S. Government securities held as of December 31, 2008 was 10.60%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

----------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                           GAMCO

                                       THE
                    GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q408SR

                          THE GAMCO GLOBAL GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     For the 12 months ended December 31, 2008, The GAMCO Global Growth Fund (the "Fund") (Class AAA) declined 44.17%, compared to a decline of 41.85% and 38.72% for the Morgan Stanley Capital International All Country ("MSCI AC") World Index and the Lipper Global Multi-Cap Core Fund Average, respectively.

     The collapse in economic activity in the fourth quarter was extraordinary and weighed heavily on our performance for the quarter, and hence the year, as the fourth quarter was the worst quarter for stocks in many years. Our above market weightings in Information Technology, Energy, and Materials drove our underperformance. The Energy and Materials stocks can trace their weakness to a historic decline in commodity prices, in part a function of the deleveraging of financial players and in part related to the swift slowdown in economic activity. While our investments in Consumer Staples and Healthcare generally outperformed the overall market for the year, our underweighting in those sectors negatively impacted performance.

     Measured by position size and return, the issue that hurt performance the most was Google (2.5% of net assets as of December 31, 2008), a company that was less impacted than most by the deteriorating economy, but whose valuation contracted significantly. In 2007, Google had the most positive impact on the Fund's return. Other holdings weighing on performance the most in 2008 were Chesapeake Energy (1.3%), Freeport-McMoRan Copper & Gold (1.1%), SunPower (1.4%), and Research In Motion (0.9%). The most positive impact on results for the year came from establishing positions in Newmont Mining (1.1%), Goldman Sachs (2.2%), Northern Trust (2.3%), JPMorgan Chase & Co. (2.4%), and BlackRock (0.8%) during the fourth quarter, near the market's low point in November.

     At year end, about 66% of the Fund's assets were invested in U.S. dollar based assets. The dollar weighting of the MSCI AC World Index ended the quarter at about 45%. Our emerging market exposure at year end was 2.3%, compared to 9.5% for the Index.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert

                                        Bruce N. Alpert
February 20, 2009                       President

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GAMCO GLOBAL GROWTH FUND

Financials ............................    18.6%
Information Technology ................    17.2%
Energy ................................    15.3%
Industrials ...........................    13.3%
Materials .............................    10.5%
Consumer Staples ......................     8.5%
Health Care ...........................     8.1%
Consumer Discretionary ................     7.1%
U.S. Government Obligations ...........     1.0%
Telecommunication Services ............     0.9%
Other Assets and Liabilities (Net) ....    (0.5)%
                                          -----
                                          100.0%
                                          =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GLOBAL GROWTH FUND CLASS AAA SHARES, THE LIPPER GLOBAL
            MULTI-CAP CORE FUND AVERAGE, AND THE MSCI AC WORLD INDEX

                              (PERFORMANCE GRAPH)

                   GAMCO         Lipper
               Global Growth     Global
                   Fund         Multi-cap   MSCI AC
                 Class AAA      Core Fund    World
                   Shares        Average     Index
               -------------    ---------   -------
  2/7/1994       10,000         10,000      10,000
12/31/1994       10,250          9,482       9,849
12/31/1995       12,083         11,160      11,766
12/31/1996       13,594         12,875      13,319
12/31/1997       19,263         15,250      15,315
12/31/1998       24,836         17,281      18,680
12/31/1999       53,645         22,505      23,690
12/31/2000       33,534         21,495      20,387
12/31/2001       25,435         18,883      17,144
12/31/2002       19,130         16,421      13,890
12/31/2003       27,048         21,561      18,700
12/31/2004       29,598         24,484      21,645
12/31/2005       33,659         26,952      24,106
12/31/2006       37,880         31,782      29,296
12/31/2007       44,574         34,719      32,865
12/31/2008       24,885         21,276      19,111

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (A)

                                                                                                             Since
                                                                                                           Inception
                                                 Quarter     1 Year      3 Year      5 Year     10 Year     (2/7/94)
                                                 -------     ------      ------      ------     -------    ---------
GAMCO GLOBAL GROWTH FUND CLASS AAA ...........   (24.14)%    (44.17)%     (9.58)%    (1.65)%     0.02%      6.31%
MSCI AC World Index ..........................   (22.25)     (41.85)      (7.45)      0.44       0.23       4.44
Lipper Global Multi Cap Core Fund Average ....   (21.45)     (38.72)      (7.99)     (0.59)      1.73       4.35
Class A ......................................   (24.15)     (44.18)      (9.58)     (1.65)      0.03       6.32
                                                 (28.51)(b)  (47.39)(b)  (11.35)(b)  (2.81)(b)  (0.56)(b)   5.90(b)
Class B ......................................   (24.32)     (44.64)     (10.28)     (2.40)     (0.61)      5.86
                                                 (28.10)(c)  (47.40)(c)  (11.19)(c)  (2.79)(c)  (0.61)      5.86
Class C ......................................   (24.29)     (44.60)     (10.26)     (2.39)     (0.63)      5.85
                                                 (25.05)(d)  (45.15)(d)  (10.26)     (2.39)     (0.63)      5.85
Class I ......................................   (24.08)     (44.01)      (9.49)     (1.60)      0.05       6.33

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.76%, 1.76%, 2.51%, 2.51%, AND 1.51%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 2, 2000, MAY 5, 2000, MARCH 12, 2000, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GAMCO GLOBAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2008 through
December 31, 2008                                                  EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

              Beginning         Ending      Annualized     Expenses
            Account Value   Account Value     Expense    Paid During
               07/01/08        12/31/08        Ratio       Period*
            -------------   -------------   ----------   -----------
THE GAMCO GLOBAL GROWTH FUND
ACTUAL FUND RETURN
Class AAA     $1,000.00       $  600.50        1.87%        $ 7.52
Class A       $1,000.00       $  600.40        1.87%        $ 7.52
Class B       $1,000.00       $  597.70        2.62%        $10.52
Class C       $1,000.00       $  598.10        2.62%        $10.52
Class I       $1,000.00       $  601.20        1.58%        $ 6.36
HYPOTHETICAL 5% RETURN
Class AAA     $1,000.00       $1,015.74        1.87%        $ 9.48
Class A       $1,000.00       $1,015.74        1.87%        $ 9.48
Class B       $1,000.00       $1,011.97        2.62%        $13.25
Class C       $1,000.00       $1,011.97        2.62%        $13.25
Class I       $1,000.00       $1,017.19        1.58%        $ 8.01

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                        MARKET
  SHARES                                                 COST           VALUE
----------                                           ------------   ------------
             COMMON STOCKS -- 99.5%
             FINANCIALS -- 18.6%
     3,000   BlackRock Inc. ......................   $    345,142    $   402,450
     1,533   China Life Insurance Co. Ltd., ADR ..         35,142         71,131
    26,000   Janus Capital Group Inc. ............        615,014        208,780
    40,000   JPMorgan Chase & Co. ................      1,149,699      1,261,200
    14,400   Julius Baer Holding Ltd. AG .........        638,900        558,105
    24,000   Northern Trust Corp. ................      1,156,045      1,251,360
    17,300   Schroders plc .......................        253,505        217,628
    60,000   Standard Chartered plc ..............        909,503        767,763
    35,600   State Street Corp. ..................      1,502,461      1,400,148
    13,000   T. Rowe Price Group Inc. ............        554,845        460,720
    42,000   The Bank of New York  Mellon Corp. ..      1,245,570      1,189,860
    60,000   The Charles Schwab Corp. ............      1,184,665        970,200
    14,000   The Goldman Sachs Group Inc. ........        967,931      1,181,460
                                                     ------------    -----------
             TOTAL FINANCIALS ....................     10,558,422      9,940,805
                                                     ------------    -----------
             INFORMATION TECHNOLOGY -- 17.2%
     9,000   Adobe Systems Inc.+ .................        317,510        191,610
     5,700   Apple Inc.+ .........................        807,773        486,495
     5,500   Canon Inc. ..........................        302,383        174,265
    19,000   Cisco Systems Inc.+ .................        530,095        309,700
    22,000   Corning Inc. ........................        576,266        209,660
    10,000   Electronic Arts Inc.+ ...............        413,314        160,400
     6,900   First Solar Inc.+ ...................      1,276,994        951,924
    11,000   FLIR Systems Inc.+ ..................        460,221        337,480
     4,400   Google Inc., Cl. A+ .................      1,576,612      1,353,660
    17,600   Harris Corp. ........................        973,373        669,680
    13,000   Intel Corp. .........................        298,727        190,580
     3,300   International Business Machines
                Corp. ............................        388,646        277,728
     3,500   Keyence Corp. .......................        715,912        719,292
     6,100   MasterCard Inc., Cl. A ..............      1,389,244        871,873
    22,000   Microsoft Corp. .....................        651,169        427,680
       600   Nintendo Co. Ltd. ...................        185,930        229,291
    10,000   QUALCOMM Inc. .......................        358,883        358,300
    12,200   Research In Motion Ltd.+ ............      1,378,860        495,076
    14,000   Trimble Navigation Ltd.+ ............        526,724        302,540
     9,000   Visa Inc., Cl. A ....................        580,158        472,050
                                                     ------------    -----------
             TOTAL INFORMATION TECHNOLOGY ........     13,708,794      9,189,284
                                                     ------------    -----------
             ENERGY -- 15.3%
    11,000   Apache Corp. ........................      1,002,151        819,830
    42,000   Chesapeake Energy Corp. .............      1,585,273        679,140
    14,672   Devon Energy Corp. ..................      1,198,257        964,097
    10,200   FMC Technologies Inc.+ ..............        653,365        243,066
    17,500   Hess Corp. ..........................      1,254,781        938,700
     6,900   Imperial Oil Ltd. ...................        253,504        229,106

                                                                        MARKET
  SHARES                                                 COST           VALUE
----------                                           ------------   ------------
    15,500   Murphy Oil Corp. ....................   $  1,145,242    $   687,425
    13,000   National Oilwell Varco Inc.+ ........        562,447        317,720
     9,000   Noble Corp. .........................        335,386        198,810
    14,000   Occidental Petroleum Corp. ..........        856,520        839,860
    30,000   Petroleo Brasileiro SA, ADR .........      1,629,241        734,700
    10,000   Saipem SpA ..........................        240,421        170,556
     7,000   Schlumberger Ltd. ...................        241,316        296,310
     5,397   Transocean Ltd.+ ....................        463,040        255,008
    23,000   XTO Energy Inc. .....................      1,036,849        811,210
                                                     ------------     ----------
             TOTAL ENERGY ........................     12,457,793      8,185,538
                                                     ------------     ----------
             INDUSTRIALS -- 13.3%
    15,000   ABB Ltd., ADR .......................        488,103        225,150
     6,000   Bouygues SA .........................        202,973        254,541
    11,000   Cummins Inc. ........................        286,451        294,030
    15,000   Deere & Co. .........................        884,080        574,800
     8,000   Emerson Electric Co. ................        347,594        292,880
     3,700   Fanuc Ltd. ..........................        325,019        265,186
     6,800   Fluor Corp. .........................        478,330        305,116
    10,000   ITT Corp. ...........................        440,031        459,900
    18,000   Jardine Matheson Holdings Ltd. ......        450,663        333,000
    13,000   Joy Global Inc. .....................        273,703        297,570
    13,000   Komatsu Ltd. ........................        409,021        165,835
     9,500   McDermott International Inc.+ .......        493,938         93,860
     9,000   Rockwell Collins Inc. ...............        486,649        351,810
    90,000   Rolls-Royce Group plc+ ..............        751,338        440,272
 5,148,000   Rolls-Royce Group plc, Cl. C+ .......          8,027          7,402
    10,000   Secom Co. Ltd. ......................        381,073        516,025
     5,000   SMA Solar Technology AG+ ............        396,663        263,124
    20,300   SunPower Corp., Cl. A+ ..............      1,551,962        751,100
    50,000   Tokai Carbon Co. Ltd. ...............        205,108        211,050
     7,000   United Technologies Corp. ...........        368,682        375,200
    11,000   Vestas Wind Systems A/S+ ............        834,574        647,315
                                                     ------------     ----------
             TOTAL INDUSTRIALS ...................     10,063,982      7,125,166
                                                     ------------     ----------
             MATERIALS -- 10.5%
     6,950   Anglo American plc ..................        272,680        162,193
     6,000   BHP Billiton plc ....................         95,357        116,374
    35,400   Companhia Vale do Rio Doce, ADR .....        696,935        428,694
    23,300   Freeport-McMoRan Copper &
                Gold Inc. ........................      1,816,467        569,452
    12,000   Lonmin plc ..........................        491,301        159,944
    12,000   Monsanto Co. ........................      1,305,404        844,200
    15,000   Newmont Mining Corp. ................        368,899        610,500
     7,500   Potash Corp. of Saskatchewan Inc. ...        574,741        549,150
     6,300   Rio Tinto plc .......................        235,015        140,028
     4,500   Rio Tinto plc, ADR ..................        619,124        400,095

                See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                        MARKET
  SHARES                                                 COST           VALUE
----------                                           ------------   ------------
             COMMON STOCKS (CONTINUED)
             MATERIALS (CONTINUED)
    12,500   Syngenta AG, ADR ....................   $    732,461    $   489,250
    18,000   The Mosaic Co. ......................        584,855        622,800
    10,000   United States Steel Corp. ...........        640,370        372,000
    12,866   Xstrata plc .........................        297,775        120,392
                                                     ------------    -----------
             TOTAL MATERIALS .....................      8,731,384      5,585,072
                                                     ------------    -----------
             CONSUMER STAPLES -- 8.5%
         1   British American Tobacco plc ........             25             26
    30,912   Cadbury plc .........................        339,727        273,152
    15,494   Coca-Cola Hellenic Bottling Co. SA ..        274,922        225,293
     5,000   Costco Wholesale Corp. ..............        330,392        262,500
    50,000   Davide Campari-Milano SpA ...........        224,157        346,587
    27,500   Diageo plc ..........................        347,360        386,399
     7,000   Groupe Danone .......................        480,250        422,938
    10,000   Nestle SA ...........................        287,772        395,982
     4,600   PepsiCo Inc. ........................        268,725        251,942
     7,030   Pernod-Ricard SA ....................        340,717        522,244
     7,500   Procter & Gamble Co. ................        461,002        463,650
    46,000   Tesco plc ...........................        395,588        239,523
    39,100   Woolworths Ltd. .....................        607,675        729,066
                                                     ------------    -----------
             TOTAL CONSUMER STAPLES ..............      4,358,312      4,519,302
                                                     ------------    -----------
             HEALTH CARE -- 8.1%
     4,000   Abbott Laboratories .................        234,341        213,480
     2,500   Alcon Inc. ..........................        307,999        222,975
     4,000   Celgene Corp.+ ......................        287,839        221,120
     4,800   Gilead Sciences Inc.+ ...............        259,534        245,472
    11,000   Hisamitsu Pharmaceutical Co. Inc. ...        247,376        449,655
     6,000   Medtronic Inc. ......................        329,579        188,520
     3,300   Roche Holding AG ....................        263,865        510,897
    11,000   St. Jude Medical Inc.+ ..............        515,330        362,560
     2,400   Straumann Holding AG ................        504,079        425,443
     6,300   Stryker Corp. .......................        365,724        251,685
     4,800   Synthes Inc. ........................        398,130        601,607
     8,000   Takeda Pharmaceutical Co. Ltd. ......        370,880        416,978
     6,000   Varian Medical Systems Inc.+ ........        308,326        210,240
                                                     ------------    -----------
             TOTAL HEALTH CARE ..................       4,393,002      4,320,632
                                                     ------------    -----------
             CONSUMER DISCRETIONARY -- 7.1%
     6,000   Amazon.com Inc.+ ....................        489,276        307,680
    25,000   British Sky Broadcasting Group plc ..        358,450        176,548
     4,000   Christian Dior SA ...................        265,086        226,157
    11,000   Coach Inc.+ .........................        384,701        228,470

                                                                        MARKET
  SHARES                                                 COST           VALUE
----------                                           ------------   ------------
    10,314   Compagnie Financiere
                Richemont SA, Cl. A ..............   $    172,012    $   196,522
     7,650   Hennes & Mauritz AB, Cl. B ..........        327,584        304,280
    10,000   Next plc ............................        347,050        157,141
     7,000   NIKE Inc., Cl. B ....................        346,156        357,000
    13,000   Nikon Corp. .........................        312,574        156,033
     6,000   Polo Ralph Lauren Corp. .............        428,728        272,460
     8,000   The Swatch Group AG .................        449,094        220,466
    21,000   Tiffany & Co. .......................        749,663        496,230
    19,000   Under Armour Inc., Cl. A+ ...........        693,098        452,960
     8,180   Vivendi .............................        150,839        266,619
                                                     ------------    -----------
             TOTAL CONSUMER DISCRETIONARY ........      5,474,311      3,818,566
                                                     ------------    -----------
             TELECOMMUNICATION SERVICES -- 0.9%
        70   KDDI Corp. ..........................        353,824        499,821
                                                     ------------    -----------
             TOTAL COMMON STOCKS .................     70,099,824     53,184,186
                                                     ------------    -----------

PRINCIPAL
 AMOUNT
----------
             U.S. GOVERNMENT OBLIGATIONS -- 1.0%
             U.S. TREASURY CASH MANAGEMENT BILLS -- 0.3%
$  154,000   U.S. Treasury Cash Management Bill,
                0.050%++, 04/29/09 ...............        153,975        153,971
                                                     ------------    -----------
             U.S. TREASURY BILLS -- 0.7%
   354,000   U.S. Treasury Bill,
                0.101%++, 06/04/09 ...............        353,850        353,858
                                                     ------------    -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS ...        507,825        507,829
                                                     ------------    -----------
             TOTAL INVESTMENTS -- 100.5% .........   $ 70,607,649     53,692,015
                                                     ============
             OTHER ASSETS AND LIABILITIES
                (NET) -- (0.5)% ..................                      (242,219)
                                                                     -----------
             NET ASSETS -- 100.0% ................                   $53,449,796
                                                                     ===========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                                                         % OF
                                                        MARKET         MARKET
GEOGRAPHIC DIVERSIFICATION                               VALUE          VALUE
--------------------------                           ------------   ------------
North America ....................................      67.2%       $ 36,088,681
Europe ...........................................      20.3          10,914,331
Japan ............................................       7.1           3,803,432
Latin America ....................................       3.3           1,752,374
Asia/Pacific .....................................       2.1           1,133,197
                                                       -----        ------------
                                                       100.0%       $ 53,692,015
                                                       =====        ============

                See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $70,607,649) ...................   $ 53,692,015
   Receivable for investments sold ............................        645,552
   Receivable for Fund shares sold ............................         13,090
   Dividends and interest receivable ..........................        124,758
   Prepaid expense ............................................         31,225
                                                                  ------------
   TOTAL ASSETS ...............................................     54,506,640
                                                                  ------------
LIABILITIES:
   Payable to custodian .......................................        476,553
   Payable for investments purchased ..........................        244,793
   Payable for Fund shares redeemed ...........................         70,663
   Distributions payable ......................................         19,720
   Payable for investment advisory fees .......................         43,350
   Payable for distribution fees ..............................         10,858
   Payable for accounting fees ................................          7,501
   Payable for legal and audit fees ...........................         78,829
   Other accrued expenses .....................................        104,577
                                                                  ------------
   TOTAL LIABILITIES ..........................................      1,056,844
                                                                  ------------
   NET ASSETS applicable to 3,586,744 shares outstanding ......   $ 53,449,796
                                                                  ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ............   $117,020,966
   Accumulated net investment income ..........................             47
   Accumulated net realized loss on investments and foreign
      currency transactions ...................................    (46,657,306)
   Net unrealized depreciation on investments .................    (16,915,634)
   Net unrealized appreciation on foreign currency
      translations ............................................          1,723
                                                                  ------------
   NET ASSETS .................................................   $ 53,449,796
                                                                  ============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($51,440,805 / 3,450,823 shares
      outstanding; 75,000,000 shares authorized) ..............   $      14.91
                                                                  ============
   CLASS A:
   Net Asset Value and redemption price per share
      ($1,006,270 / 67,481 shares outstanding;
      50,000,000 shares authorized) ...........................   $      14.91
                                                                  ============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ..................................   $      15.82
                                                                  ============
   CLASS B:
   Net Asset Value and offering price per share
      ($98,069 / 6,909 shares outstanding;
      25,000,000 shares authorized) ...........................   $      14.19(a)
                                                                  ============
   CLASS C:
   Net Asset Value and offering price per share
      ($167,910 / 11,868 shares outstanding;
      25,000,000 shares authorized) ...........................   $      14.15(a)
                                                                  ============
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($736,742 / 49,663 shares outstanding;
      25,000,000 shares authorized) ...........................   $      14.83
                                                                  ============

----------
(a)  Redemption price varies based on the length of time held.

Statement of Operations
For the Year Ended December 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $52,201) ................   $  1,448,517
   Interest ...................................................         21,812
                                                                  ------------
   TOTAL INVESTMENT INCOME ....................................      1,470,329
                                                                  ------------
EXPENSES:
   Investment advisory fees ...................................        848,915
   Distribution fees - Class AAA ..............................        204,234
   Distribution fees - Class A ................................          4,523
   Distribution fees - Class B ................................          2,007
   Distribution fees - Class C ................................          4,084
   Shareholder services fees ..................................        123,517
   Shareholder communications expenses ........................         90,958
   Custodian fees .............................................         71,412
   Legal and audit fees .......................................         46,837
   Accounting fees ............................................         45,000
   Registration expenses ......................................         36,642
   Directors' fees ............................................         10,004
   Interest expense ...........................................            932
   Tax expense ................................................             52
   Miscellaneous expenses .....................................         44,333
                                                                  ------------
   TOTAL EXPENSES .............................................      1,533,450
   Less: Custodian fee credits ................................            (60)
                                                                  ------------
   NET EXPENSES ...............................................      1,533,390
                                                                  ------------
   NET INVESTMENT LOSS ........................................        (63,061)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized loss on investments ...........................     (1,156,503)
   Net realized gain on foreign currency transactions .........        426,036
                                                                  ------------
   Net realized loss on investments and
      foreign currency transactions ...........................       (730,467)
                                                                  ------------
   Net change in unrealized appreciation/
      (depreciation) on investments ...........................    (44,259,833)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations .........       (189,078)
                                                                  ------------
   Net change in unrealized appreciation/
      (depreciation) on investments and foreign
      currency translations ...................................    (44,448,911)
                                                                  ------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY ........................    (45,179,378)
                                                                  ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $(45,242,439)
                                                                  ============

                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED           YEAR ENDED
                                                                                  DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                                  -----------------   -----------------
OPERATIONS:
   Net investment income/(loss) ...............................................     $    (63,061)       $    381,484
   Net realized gain/(loss) on investments and foreign currency transactions ..         (730,467)          8,723,423
   Net change in unrealized appreciation/(depreciation) on investments and
      foreign currency translations ...........................................      (44,448,911)          7,696,584
                                                                                    ------------        ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............      (45,242,439)         16,801,491
                                                                                    ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Class AAA ...............................................................         (354,414)           (352,631)
      Class A .................................................................           (6,303)             (8,655)
      Class I .................................................................          (10,897)                 --
                                                                                    ------------        ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................         (371,614)           (361,286)
                                                                                    ------------        ------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ...............................................................       (9,239,194)        (12,564,280)
      Class A .................................................................         (251,268)            678,353
      Class B .................................................................          (70,232)              6,654
      Class C .................................................................           13,232             105,141
      Class I .................................................................        1,268,031                  --
                                                                                    ------------        ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................       (8,279,431)        (11,774,132)
                                                                                    ------------        ------------
   REDEMPTION FEES ............................................................               17                 395
                                                                                    ------------        ------------
   NET INCREASE/(DECREASE) IN NET ASSETS ......................................      (53,893,467)          4,666,468
NET ASSETS:
   Beginning of period ........................................................      107,343,263         102,676,795
                                                                                    ------------        ------------
   End of period (including undistributed net investment income of
      $47 and $8,634, respectively) ...........................................     $ 53,449,796        $107,343,263
                                                                                    ============        ============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:


                              INCOME FROM INVESTMENT OPERATIONS
                          ----------------------------------------
                                            Net                             DISTRIBUTIONS
              Net Asset       Net       Realized and      Total      --------------------------
  Period        Value,    Investment     Unrealized        from          Net
   Ended      Beginning     Income     Gain (Loss) on   Investment   Investment       Total
December 31   of Period    (Loss)(a)     Investments    Operations     Income     Distributions
-----------   ---------   ----------   --------------   ----------   ----------   -------------
CLASS AAA
   2008         $26.89      $(0.02)      $(11.86)         $(11.88)     $(0.10)       $(0.10)
   2007          22.93        0.09          3.96             4.05       (0.09)        (0.09)
   2006          20.43        0.06          2.50             2.56       (0.06)        (0.06)
   2005          17.98        0.02          2.45             2.47       (0.02)        (0.02)
   2004          16.43       (0.05)         1.60             1.55          --            --
CLASS A
   2008         $26.88      $(0.02)      $(11.86)         $(11.88)     $(0.09)       $(0.09)
   2007          22.93        0.11          3.95             4.06       (0.11)        (0.11)
   2006          20.43        0.06          2.50             2.56       (0.06)        (0.06)
   2005          18.01        0.01          2.45             2.46       (0.04)        (0.04)
   2004          16.45       (0.05)         1.61             1.56          --            --
CLASS B
   2008         $25.63      $(0.18)      $(11.26)         $(11.44)         --            --
   2007          21.94       (0.09)         3.78             3.69          --            --
   2006          19.65       (0.10)         2.39             2.29          --            --
   2005          17.41       (0.12)         2.36             2.24          --            --
   2004          16.02       (0.17)         1.56             1.39          --            --
CLASS C
   2008         $25.54      $(0.21)      $(11.18)         $(11.39)         --            --
   2007          21.87       (0.03)         3.70             3.67          --            --
   2006          19.58       (0.09)         2.38             2.29          --            --
   2005          17.35       (0.16)         2.39             2.23          --            --
   2004          15.97       (0.19)         1.57             1.38          --            --
CLASS I
   2008(e)      $25.35      $ 0.06        (10.36)         $(10.30)     $(0.22)       $(0.22)

                                                                   RATIOS TO AVERAGE NET ASSETS/
                                                                        SUPPLEMENTAL DATA
                                                              -------------------------------------
                           Net Asset             Net Assets      Net
  Period                     Value,                End of     Investment                  Portfolio
   Ended      Redemption     End of     Total      Period       Income      Operating     Turnover
December 31     Fees(a)     Period     Return+   (in 000's)     (Loss)     Expenses (b)    Rate++
-----------   ----------   ---------   -------   ----------   ----------   ------------   ---------
CLASS AAA
   2008        $0.00(c)     $14.91      (44.2)%   $ 51,441      (0.07)%      1.80%(d)         67%
   2007         0.00(c)      26.89       17.7      104,421       0.37        1.74             42
   2006         0.00(c)      22.93       12.5      100,883       0.26        1.78             46
   2005         0.00(c)      20.43       13.7      108,433       0.11        1.79(d)          33
   2004         0.00(c)      17.98        9.4      114,011      (0.30)       1.82            100
CLASS A
   2008        $0.00(c)     $14.91      (44.2)%   $  1,006      (0.09)%      1.80%(d)         67%
   2007         0.00(c)      26.88       17.7        2,224       0.43        1.74             42
   2006         0.00(c)      22.93       12.5        1,294       0.28        1.78             46
   2005         0.00(c)      20.43       13.7        1,150       0.03        1.79(d)          33
   2004         0.00(c)      18.01        9.5          493      (0.29)       1.82            100
CLASS B
   2008        $0.00(c)     $14.19      (44.6)%   $     98      (0.83)%      2.55%(d)         67%
   2007         0.00(c)      25.63       16.8          270      (0.36)       2.49             42
   2006         0.00(c)      21.94       11.7          225      (0.49)       2.53             46
   2005         0.00(c)      19.65       12.9          202      (0.67)       2.54(d)          33
   2004         0.00(c)      17.41        8.7          183      (1.05)       2.57            100
CLASS C
   2008        $0.00(c)     $14.15      (44.6)%   $    168      (0.98)%      2.55%(d)         67%
   2007         0.00(c)      25.54       16.8          428      (0.11)       2.49             42
   2006         0.00(c)      21.87       11.7          275      (0.42)       2.53             46
   2005         0.00(c)      19.58       12.9          236      (0.90)       2.52(d)          33
   2004         0.00(c)      17.35        8.6           52      (1.17)       2.57            100
CLASS I
   2008(e)     $0.00(c)     $14.83      (40.6)%   $    737       0.28%(f)    1.55%(d)(f)      67%

---------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2004 would have been 101%. The portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the years ended December 31, 2007 and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, and 1.81% (Class AAA), 1.73% and 1.81% (Class A), 2.48% and 2.56% (Class B), and 2.48% and 2.56% (Class C), respectively. For year ended December 31, 2008, the effect of interest expense was minimal.

(c)  Amount represents less than $0.005 per share.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively. For the year ended December 31, 2008, the effect of the custodian fee credits was minimal.

(e) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)  Annualized.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The GAMCO Global Growth Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                           $39,526,382
Level 2 - Other Significant Observable Inputs      14,165,633
                                                  -----------
TOTAL                                             $53,692,015
                                                  ===========

There were no Level 3 investments held at December 31, 2007 or 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2008.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated distributions in excess of net investment income by $426,088 and to increase accumulated net realized loss on investments and foreign currency transactions by $426,036, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was $371,614 and $361,286, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the differences between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2008, the components of accumulated earnings/losses on tax basis were as follows:

Undistributed ordinary income ........................   $         47
Accumulated capital loss carryforwards ...............    (46,626,706)
Net unrealized depreciation on investments and foreign
   currency translations .............................    (16,944,511)
                                                         ------------
Total ................................................   $(63,571,170)
                                                         ============

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $46,626,706, which are available to reduce future required distributions of net capital gains to shareholders. $4,251,022 is available through 2009; $39,969,419 is available through 2010; $1,279,768 is available through 2011; and $1,126,497 is available through 2016.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                    GROSS         GROSS
                      COST       UNREALIZED     UNREALIZED    NET UNREALIZED
                   (PROCEEDS)   APPRECIATION   DEPRECIATION    DEPRECIATION
                  -----------   ------------   ------------   --------------
Investments ...   $70,638,250   $2,737,508     $(19,683,743)  $(16,946,235)

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $53,894,629 and $57,748,155, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $1,726,295 and $1,726,043, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $18,916 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $1,343 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. At December 31, 2008, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit in 2008, was $9,399 with a weighted average interest rate of 3.07%. The maximum amount borrowed at any time during 2008 was $517,000.

8. CAPITAL STOCK. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $17 and $395, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                YEAR ENDED
                                                          DECEMBER 31, 2008         DECEMBER 31, 2007
                                                       -----------------------   -----------------------
                                                        SHARES        AMOUNT      SHARES       AMOUNT
                                                       --------   ------------   --------   ------------
                                                            CLASS AAA                   CLASS AAA
                                                       -----------------------   -----------------------
Shares sold ........................................    112,426   $  2,464,130    117,821   $  2,949,985
Shares issued upon reinvestment of distributions ...     22,590        336,640     12,529        337,411
Shares redeemed ....................................   (567,523)   (12,039,964)  (646,624)   (15,851,676)
                                                       --------   ------------   --------   ------------
   Net decrease ....................................   (432,507)  $ (9,239,194)  (516,274)  $(12,564,280)
                                                       ========   ============   ========   ============
                                                              CLASS A                   CLASS A
                                                       -----------------------   -----------------------
Shares sold ........................................     21,047   $    484,726     41,318   $  1,051,315
Shares issued upon reinvestment of distributions ...        267          3,645        270          7,257
Shares redeemed ....................................    (36,559)      (739,639)   (15,295)      (380,219)
                                                       --------   ------------   --------   ------------
   Net increase/(decrease) .........................    (15,245)  $   (251,268)    26,293   $    678,353
                                                       ========   ============   ========   ============
                                                              CLASS B                   CLASS B
                                                       -----------------------   -----------------------
Shares sold ........................................         --             --        646   $     14,664
Shares redeemed ....................................     (3,632)  $    (70,232)      (366)        (8,010)
                                                       --------   ------------   --------   ------------
   Net increase/(decrease) .........................     (3,632)  $    (70,232)       280   $      6,654
                                                       ========   ============   ========   ============
                                                              CLASS C                   CLASS C
                                                       -----------------------   -----------------------
Shares sold ........................................      9,384   $    233,489      8,778   $    215,838
Shares redeemed ....................................    (14,272)      (220,257)    (4,598)      (110,697)
                                                       --------   ------------   --------   ------------
   Net increase/(decrease) .........................     (4,888)  $     13,232      4,180   $    105,141
                                                       ========   ============   ========   ============
                                                              CLASS I*
                                                       -----------------------
Shares sold ........................................     52,784   $  1,323,466
Shares issued upon reinvestment of distributions ...        709         10,442
Shares redeemed ....................................     (3,830)       (65,877)
                                                       --------   ------------
   Net increase ....................................     49,663   $  1,268,031
                                                       ========   ============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GAMCO GLOBAL GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Growth Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (/s/ Ernst & Young LLP)

Philadelphia, Pennsylvania
February 24, 2009

                          THE GAMCO GLOBAL GROWTH FUND
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2008, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of global multi-cap core funds, noting its top quintile performance for the one, three, and five year periods, and against a peer group of global multi-cap core and growth funds, noting its above average performance over the one year period, average performance over the three year period and relatively poor performance over the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge. The Board Members also noted an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of global multi-cap core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were significantly higher than and the Fund's size was lower than average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Complex. The Board Members were presented with, but did not attach significance to, information comparing the management fee with the fee for other types of accounts managed by an affiliate of the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and a reasonable performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF      NUMBER OF
                       OFFICE AND   FUNDS IN FUND
NAME, POSITION(S)      LENGTH OF       COMPLEX
   ADDRESS(1)             TIME         OVERSEEN           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
    AND AGE             SERVED(2)    BY DIRECTOR          DURING PAST FIVE YEARS                HELD BY DIRECTOR(4)
--------------------   ----------   -------------   ----------------------------------   -------------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI       Since 1993         26        Chairman and Chief Executive         Director of Morgan Group
Director and  Chief                                 Officer of  GAMCO Investors, Inc.    Holdings, Inc. (holding
Investment Officer                                  and Chief Investment  Officer -      company);  Chairman of the
Age: 66                                             Value Portfolios of Gabelli Funds,   Board of LICT  Corp.
                                                    LLC and GAMCO Asset Management       (multimedia and
                                                    Inc.;  Director/Trustee or Chief     communication services
                                                    Investment Officer  of other         company)
                                                    registered investment companies in
                                                    the Gabelli/GAMCO Funds complex;
                                                    Chairman  and Chief Executive
                                                    Officer of GGCP, Inc.

JOHN D. GABELLI        Since 1993         10        Senior Vice President of Gabelli &   Director of GAMCO
Director                                            Company, Inc.                        Investors, Inc.
Age: 64

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI         Since 2001          7        Chief Executive Officer of Cerutti   Director of The LGL Group, Inc.
Director                                            Consultants, Inc.                    (diversified manufacturing)
Age: 69

ANTHONY J. COLAVITA    Since 1993         36        Partner in the law firm of                          --
Director                                            Anthony J. Colavita, P.C.
Age: 73

ARTHUR V. FERRARA      Since 2001          8        Former Chairman of the Board and                    --
Director                                            Chief Executive Officer of The
Age: 78                                             Guardian Life Insurance Company
                                                    of America (1993-1995)

WERNER J. ROEDER, MD   Since 1993         22        Medical Director of Lawrence                        --
Director                                            Hospital and practicing private
Age: 68                                             physician

ANTHONIE C. VAN EKRIS  Since 1993         20        Chairman of BALMAC International,
Director                                            Inc.                                                --
Age: 74                                             (commodities and futures trading)

SALVATORE J. ZIZZA     Since 2004         28        Chairman of Zizza & Co., Ltd.        Director of Hollis-Eden
Director                                            (consulting)                         Pharmaceuticals
Age: 63                                                                                  (biotechnology);
                                                                                         Director of Earl Scheib,
                                                                                         Inc. (automotive services)

THE GAMCO GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                       TERM OF OFFICE AND
NAME, POSITION(S)        LENGTH OF TIME                                  PRINCIPAL OCCUPATION(S)
ADDRESS(1) AND AGE          SERVED(2)                                    DURING PAST FIVE YEARS
--------------------   ------------------   --------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT        Since 2003           Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since
President and                               1988 and an officer of all of the registered investment companies in the
Secretary                                   Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc.
Age: 57                                     (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY          Since 2006           Vice President of Gabelli Funds, LLC since 2007; Officer of all of the
Treasurer                                   registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice
Age: 50                                     President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer
                                            of Excelsior Funds from 2004 through 2005; Chief Financial Officer of AMIC
                                            Distribution Partners from 2002 through 2004

PETER D. GOLDSTEIN     Since 2004           Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief
Chief Compliance                            Compliance Officer of all of the registered investment companies in the
Officer                                     Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management
Age: 55                                     from 2000 through 2004

------------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.103, $0.094, and $0.222 per share for Class AAA, Class A, and Class I respectively. For the year ended December 31, 2008, 0.0% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

------------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                     GAMCO

                                      THE

                            GAMCO GLOBAL GROWTH FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS
Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q408SR

                       THE GAMCO GLOBAL OPPORTUNITY FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     For the year ended December 31, 2008 the net asset value of The GAMCO Global Opportunity Fund (the "Fund") (Class AAA) depreciated by 40.78% compared with declines of 45.18% for the Lipper Global Multi-Cap Growth Fund Average and 41.85% for the Morgan Stanley Capital International All Country ("MSCI AC") World Index.

     For the year ending December 2008 only a handful of holdings showed positive returns. Of them, two were Materials stocks, Syngenta (0.8% of net assets as of December 31, 2008) and Harmony Gold (2.1%), two were Consumer Staples, UST (3.9%) and General Mills (2.5%), and one was Utilities company Connecticut Water (1.3%).

     The poorest performers of 2008 included Energy companies, Patriot Coal (0.04%), Suncor (0.9%), Peabody Energy (0.6%), and Petrobras (2.4%). The two worst performers were Xstrata (0.2%) and Rio Tinto (0.2%) both of which are Materials stocks. Rounding out the bottom were Industrials company, CNH Global (0.6%), Consumer Discretionary company, Mandarin Oriental (0.8%), and Information Technology holding, eBay (0.6%).

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        President

February 20, 2009

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
     THE GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA SHARES, THE LIPPER GLOBAL
           MULTI-CAP GROWTH FUND AVERAGE, AND THE MSCI AC WORLD INDEX

                              (PERFORMANCE GRAPH)


                  GAMCO
                 GLOBAL      LIPPER GLOBAL
               OPPORTUNITY     MULTI-CAP        MSCI AC
               FUND CLASS     GROWTH FUND        WORLD
               AAA SHARES       AVERAGE          INDEX
               -----------   -------------     ---------
5/11/1998       10,000          10,000           10,000
12/31/1998      11,010           9,922           10,613
12/31/1999      19,731          13,502           13,459
12/31/2000      17,069          12,115           11,583
12/31/2001      12,131          10,011            9,740
12/31/2002      10,738           8,056            7,892
12/31/2003      14,756          10,641           10,624
12/31/2004      16,823          12,194           12,298
12/31/2005      19,367          13,608           13,696
12/31/2006      22,183          16,077           16,645
12/31/2007      25,204          18,610           18,672
12/31/2008      14,926          10,202           10,858

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                               Since
                                                                                             Inception
                                                 Quarter     1 Year     3 Year     5 Year    (5/11/98)
                                                 -------     ------     ------     ------    ---------
GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA ......   (18.71)%    (40.78)%    (8.32)%    0.23%     3.83%
MSCI AC World Index ..........................   (22.25)     (41.85)     (7.45)     0.44      0.78
Lipper Global Multi-Cap Growth Fund Average ..   (23.04)     (45.18)     (8.76)    (0.90)     0.86
Class A ......................................   (18.75)     (40.83)     (8.32)     0.23      3.84
                                                 (23.43)(b)  (44.23)(b) (10.11)(b) (0.95)(b)  3.26(b)
Class B ......................................   (18.85)     (41.24)     (9.01)    (0.52)     3.25
                                                 (22.90)(c)  (44.18)(c)  (9.93)(c) (0.92)(c)  3.25
Class C ......................................   (18.88)     (41.26)     (9.06)    (0.31)     3.63
                                                 (19.69)(d)  (41.85)(d)  (9.06)    (0.31)     3.63
Class I ......................................   (18.63)     (40.60)     (8.22)     0.29      3.86

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.96%, 1.96%, 2.71%, 2.71%, AND 1.71%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 12, 2000, AUGUST 16, 2000, NOVEMBER 23, 2001, AND JANUARY 11, 2008,
     RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GAMCO GLOBAL OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2008 through December 31, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period.This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

              Beginning         Ending      Annualized     Expenses
            Account Value   Account Value     Expense    Paid During
               07/01/08        12/31/08        Ratio       Period*
            -------------   -------------   ----------   -----------
THE GAMCO GLOBAL OPPORTUNITY FUND
ACTUAL FUND RETURN
Class AAA     $1,000.00       $  657.60        2.01%        $ 8.37
Class A       $1,000.00       $  657.30        2.01%        $ 8.37
Class B       $1,000.00       $  655.20        2.76%        $11.48
Class C       $1,000.00       $  655.20        2.76%        $11.48
Class I       $1,000.00       $  658.90        1.76%        $ 7.34
HYPOTHETICAL 5% RETURN
Class AAA     $1,000.00       $1,015.03        2.01%        $10.18
Class A       $1,000.00       $1,015.03        2.01%        $10.18
Class B       $1,000.00       $1,011.26        2.76%        $13.95
Class C       $1,000.00       $1,011.26        2.76%        $13.95
Class I       $1,000.00       $1,016.29        1.76%        $ 8.92

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GAMCO GLOBAL OPPORTUNITY FUND

Consumer Staples ....................    20.9%
Health Care .........................    16.2%
Materials ...........................    13.9%
Industrials .........................    13.0%
Energy ..............................    11.5%
Information Technology ..............     6.9%
Consumer Discretionary ..............     6.5%
Financial Services ..................     4.4%
Telecommunication Services ..........     3.5%
Utilities ...........................     1.3%
Other Assets and Liabilities (Net) ..     1.9%
                                        -----
                                        100.0%
                                        =====


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31,2008

                                                                     MARKET
  SHARES                                                COST         VALUE
---------                                           -----------   -----------
            COMMON STOCKS -- 98.1%
            CONSUMER STAPLES -- 20.9%
   11,113   British American Tobacco plc ........   $   341,884   $   289,903
   12,160   Cadbury plc .........................       133,175       107,451
    7,000   Diageo plc ..........................        97,896        98,356
    2,280   Dr. Pepper Snapple Group Inc.+ ......        54,395        37,050
    5,000   General Mills Inc ...................       248,004       303,750
    5,000   Heineken Holding NV .................       233,715       142,823
       25   Japan Tobacco Inc ...................       144,496        82,809
    5,000   PepsiCo Inc .........................       261,500       273,850
    4,000   Pernod-Ricard SA ....................       407,530       297,151
    2,500   Philip Morris International Inc .....        87,133       108,775
    4,000   Procter & Gamble Co .................       221,128       247,280
    2,600   Remy Cointreau SA ...................       148,331       107,923
    7,000   UST Inc .............................       345,154       485,660
                                                    -----------   -----------
            TOTAL CONSUMER STAPLES ..............     2,724,341     2,582,781
                                                    -----------   -----------
            HEALTH CARE -- 16.2%
    6,000   Cochlear Ltd ........................       246,988       232,436
    6,000   Novartis AG .........................       232,122       300,489
    2,000   Novo Nordisk A/S, ADR ...............       122,684       102,780
    3,500   Roche Holding AG ....................       305,337       541,860
    5,000   St. Jude Medical Inc.+ ..............       192,663       164,800
    1,000   Straumann Holding AG ................       211,944       177,268
    2,500   Synthes Inc .........................       255,485       313,337
    3,200   Takeda Pharmaceutical Co. Ltd .......       200,978       166,791
                                                    -----------   -----------
            TOTAL HEALTH CARE ...................     1,768,201     1,999,761
                                                    -----------   -----------
            MATERIALS -- 13.9%
   58,630   Antofagasta plc .....................        70,152       367,265
    3,000   BHP Billiton Ltd ....................       126,333        63,732
    4,125   CRH plc, Dublin .....................        47,794       104,522
    9,000   CRH plc, London .....................       106,637       231,398
   43,000   Gold Fields Ltd., ADR ...............       186,535       426,990
   24,000   Harmony Gold Mining Co. Ltd., ADR+ ..       130,306       263,280
    3,000   Impala Platinum Holdings Ltd. .......       115,739        44,212
      250   Rio Tinto plc, ADR ..................        21,087        22,227
      500   Syngenta AG .........................       143,740        97,133
   20,000   Tokai Carbon Co. Ltd ................        87,265        84,420
    2,000   Xstrata plc .........................       156,936        18,715
                                                    -----------   -----------
            TOTAL MATERIALS .....................     1,192,524     1,723,894
                                                    -----------   -----------
            INDUSTRIALS -- 13.0%
    4,000   Bouygues SA .........................       144,132       169,694
    4,500   CNH Global NV .......................       129,912        70,200


                                                                     MARKET
  SHARES                                                COST         VALUE
---------                                           -----------   -----------
    1,000   Fanuc Ltd ...........................   $   101,606   $    71,672
    3,720   Finmeccanica SpA ....................        85,684        57,619
    2,800   Jardine Matheson Holdings Ltd .......        86,257        51,800
    3,000   L-3 Communications Holdings Inc .....       127,721       221,340
    5,500   Lockheed Martin Corp ................       135,166       462,440
    3,000   Mitsui & Co. Ltd ....................        69,318        30,841
    9,000   Mueller Water Products Inc., Cl. B ..       137,238        75,960
    5,000   Precision Castparts Corp ............        74,125       297,400
    1,000   SMC Corp ............................       124,202       103,017
                                                    -----------   -----------
            TOTAL INDUSTRIALS ...................     1,215,361     1,611,983
                                                    -----------   -----------
            ENERGY -- 11.5%
   10,000   Galp Energia SGPS SA, Cl. B .........       239,332       100,402
    6,600   Imperial Oil Ltd ....................       222,619       219,145
      700   Patriot Coal Corp.+ .................        10,799         4,375
    3,500   Peabody Energy Corp .................       169,179        79,625
   12,000   Petroleo Brasileiro SA, ADR .........        90,692       293,880
   10,000   Saipem SpA ..........................       210,831       170,556
    7,200   Schlumberger Ltd ....................       238,374       304,776
    6,000   Suncor Energy Inc ...................       101,766       117,000
    2,798   Transocean Ltd.+ ....................       164,041       132,205
                                                    -----------   -----------
            TOTAL ENERGY ........................     1,447,633     1,421,964
                                                    -----------   -----------
            INFORMATION TECHNOLOGY -- 6.9%
    2,000   Canon Inc ...........................       103,501        63,369
    5,000   eBay Inc.+ ..........................       175,275        69,800
      800   Google Inc., Cl. A+ .................       272,473       246,120
      500   Keyence Corp ........................       112,873       102,756
   10,500   Microsoft Corp ......................       275,325       204,120
    5,000   Square Enix Co. Ltd .................       121,465       161,338
                                                    -----------   -----------
            TOTAL INFORMATION TECHNOLOGY ........     1,060,912       847,503
                                                    -----------   -----------
            CONSUMER DISCRETIONARY -- 6.5%
    7,000   Cablevision Systems
               Corp., Cl. A .....................        67,535       117,880
    4,000   Christian Dior SA ...................       227,736       226,157
   10,000   Compagnie Financiere
               Richemont SA, Cl. A ..............       117,773       190,539
    4,000   Fortune Brands Inc ..................       328,419       165,120
  100,000   Mandarin Oriental
               International Ltd ................       221,081        98,000
                                                    -----------   -----------
            TOTAL CONSUMER DISCRETIONARY ........       962,544       797,696
                                                    -----------   -----------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31,2008

                                                                     MARKET
  SHARES                                                COST         VALUE
---------                                           -----------   -----------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES -- 4.4%
    7,000   Julius Baer Holding Ltd. AG .........   $   254,302   $   271,301
   10,000   Kinnevik Investment AB, Cl. B .......       230,284        82,840
    1,368   Reinet Investments SCA+ .............       100,324        13,311
    8,000   Schroders plc .......................       149,449       100,637
   10,000   Swire Pacific Ltd., Cl. A ...........       112,741        69,272
                                                    -----------   -----------
            TOTAL FINANCIAL SERVICES ............       847,100       537,361
                                                    -----------   -----------
            TELECOMMUNICATION SERVICES -- 3.5%
   10,000   China Mobile Ltd ....................       122,566       101,461
    2,300   Telephone & Data Systems Inc ........        45,066        73,025
    2,300   Telephone & Data
               Systems Inc., Special ............        41,599        64,630
    4,500   United States Cellular Corp.+ .......       254,809       194,580
                                                    -----------   -----------
            TOTAL TELECOMMUNICATION SERVICES ....       464,040       433,696
                                                    -----------   -----------
            UTILITIES -- 1.3%
    7,000   Connecticut Water Service Inc .......       158,291       165,270
                                                    -----------   -----------
            TOTAL COMMON STOCKS .................    11,840,947    12,121,909
                                                    -----------   -----------

PRINCIPAL                                                            MARKET
  AMOUNT                                                COST         VALUE
---------                                           -----------   -----------
            CORPORATE BONDS -- 0.0%
            TELECOMMUNICATION SERVICES -- 0.0%
 $200,000   Williams Communications
               Group Inc., Escrow,
               10.875%, 10/01/09+ (a) ...........   $         0   $         0
                                                    -----------   -----------
            TOTAL INVESTMENTS -- 98.1% ..........   $11,840,947    12,121,909
                                                    ===========
            OTHER ASSETS AND LIABILITIES
               (NET) -- 1.9% ....................                     240,213
                                                                  -----------
            NET ASSETS -- 100.0% ................                 $12,362,122
                                                                  ===========

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of the fair valued security amounted to $0 or 0.00% of net assets.

+    Non-income producing security.

ADR  American Depositary Receipt

                                % OF
                               MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION      VALUE      VALUE
--------------------------     ------   -----------
North America ..............    38.9%   $ 4,712,331
Europe .....................    37.9      4,592,725
Japan ......................     7.2        867,013
South Africa ...............     6.0        734,482
Asia/Pacific Rim ...........     5.1        616,702
Latin America ..............     4.9        598,656
                               -----    -----------
                               100.0%   $12,121,909
                               =====    ===========

                 See accompanying notes to financial statements.

                       THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $11,840,947) ...............   $12,121,909
   Foreign currency, at value (cost $272,831) .............       316,368
   Cash ...................................................            32
   Receivable for investments sold ........................       120,020
   Receivable for Fund shares sold ........................           750
   Dividends receivable ...................................        27,897
   Prepaid expenses .......................................        17,885
                                                              -----------
   TOTAL ASSETS ...........................................    12,604,861
                                                              -----------
LIABILITIES:
   Payable for investments purchased ......................        59,747
   Payable for Fund shares redeemed .......................             5
   Payable for investment advisory fees ...................         2,243
   Payable for distribution fees ..........................         2,396
   Payable for legal and audit fees .......................        29,915
   Payable for shareholder communications expenses ........        23,584
   Line of credit payable .................................       100,000
   Other accrued expenses .................................        24,849
                                                              -----------
   TOTAL LIABILITIES ......................................       242,739
                                                              -----------
   NET ASSETS applicable to 1,015,101 shares outstanding ..   $12,362,122
                                                              ===========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ........   $16,372,310
   Accumulated net investment income ......................       129,258
   Accumulated net realized loss on investments
      and foreign currency transactions ...................    (4,464,106)
   Net unrealized appreciation on investments .............       280,962
   Net unrealized appreciation on foreign currency
      translations ........................................        43,698
                                                              -----------
   NET ASSETS .............................................   $12,362,122
                                                              ===========
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($11,842,632 / 972,375 shares
      outstanding;75,000,000 shares authorized) ...........   $     12.18
                                                              ===========
   CLASS A:
   Net Asset Value and redemption price per share
      ($120,537 / 9,927 shares outstanding;
      50,000,000 shares authorized) .......................   $     12.14
                                                              ===========
   Maximum offering price per share (NAV / 0.9425,
      based on maximum sales charge of 5.75% of
      the offering price) .................................   $     12.88
                                                              ===========
   CLASS B:
   Net Asset Value and offering price per share
      ($2,874 / 246.3 shares outstanding;
      25,000,000 shares authorized) .......................   $     11.67(a)
                                                              ===========
   CLASS C:
   Net Asset Value and offering price per share
      ($970 / 79.5 shares outstanding;
      25,000,000 shares authorized) .......................   $     12.20(a)
                                                              ===========
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($395,109 / 32,473 shares
      outstanding;25,000,000 shares authorized) ...........   $     12.17
                                                              ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $14,705) ............   $   515,637
   Interest ...............................................         6,824
                                                              -----------
   TOTAL INVESTMENT INCOME ................................       522,461
                                                              -----------
EXPENSES:
   Investment advisory fees ...............................       183,817
   Distribution fees - Class AAA ..........................        44,505
   Distribution fees - Class A ............................           439
   Distribution fees - Class B ............................            44
   Distribution fees - Class C ............................            14
   Custodian fees .........................................        38,981
   Shareholder communications expenses ....................        37,219
   Legal and audit fees ...................................        25,811
   Registration expenses ..................................        24,250
   Shareholder services fees ..............................        17,954
   Directors'fees .........................................         2,158
   Interest expense .......................................         1,247
   Miscellaneous expenses .................................        35,836
                                                              -----------
   TOTAL EXPENSES .........................................       412,275
   Less:
      Expense reimbursement (See Note 3) ..................       (44,279)
      Custodian fee credits ...............................           (68)
                                                              -----------
   NET EXPENSES ...........................................       367,928
                                                              -----------
   NET INVESTMENT INCOME ..................................       154,533
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized loss on investments .......................    (1,170,048)
   Net realized loss on foreign currency transactions .....       (11,113)
                                                              -----------
   Net realized loss on investments and
      foreign currency transactions .......................    (1,181,161)
                                                              -----------
   Net change in unrealized appreciation/
      (depreciation) on investments .......................    (8,177,909)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations .....        34,267
                                                              -----------
   Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency translations .......................    (8,143,642)
                                                              -----------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY .................    (9,324,803)
                                                              -----------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................   $(9,170,270)
                                                              ===========

----------

(a)  Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED           YEAR ENDED
                                                                                  DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                                  -----------------   -----------------
OPERATIONS:
   Net investment income ......................................................     $    154,533         $   196,008
   Net realized gain/(loss) on investments and foreign currency transactions ..       (1,181,161)          2,698,441
   Net change in unrealized appreciation/(depreciation) on investments and
      foreign currency translations ...........................................       (8,143,642)            (83,702)
                                                                                    ------------         -----------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............       (9,170,270)          2,810,747
                                                                                    ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...............................................................          (12,274)           (120,449)
      Class A .................................................................             (136)             (1,327)
      Class I .................................................................           (1,752)                 --
                                                                                    ------------         -----------
                                                                                         (14,162)           (121,776)
                                                                                    ------------         -----------
   Return of capital
      Class AAA ...............................................................               --              (1,301)
      Class A .................................................................               --                 (14)
                                                                                    ------------         -----------
                                                                                              --              (1,315)
                                                                                    ------------         -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................          (14,162)           (123,091)
                                                                                    ------------         -----------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ...............................................................       (1,795,387)         (3,577,929)
      Class A .................................................................          (20,901)            (14,498)
      Class B .................................................................           (1,116)            (20,353)
      Class C .................................................................           (1,867)               (555)
      Class I .................................................................          616,082                  --
                                                                                    ------------         -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................       (1,203,189)         (3,613,335)
                                                                                    ------------         -----------
   REDEMPTION FEES ............................................................                6                  20
                                                                                    ------------         -----------
   NET DECREASE IN NET ASSETS .................................................      (10,387,615)           (925,659)
NET ASSETS:
   Beginning of period ........................................................       22,749,737          23,675,396
                                                                                    ------------         -----------
   End of period (including undistributed net investment income of
      $129,258 and $0, respectively) ..........................................     $ 12,362,122         $22,749,737
                                                                                    ============         ===========

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                          ----------------------------------------   --------------------------------------
                                             Net
              Net Asset       Net       Realized and       Total
  Period        Value,    Investment     Unrealized        from          Net
   Ended      Beginning     Income     Gain (Loss) on   Investment   Investment   Return of      Total
December 31   of Period    (Loss)(a)     Investments    Operations     Income      Capital    Distributions
-----------   ---------   ----------   --------------   ----------   ----------   ---------   -------------
CLASS AAA
   2008         $20.59     $ 0.14          $(8.54)        $(8.40)     $(0.01)         --        $(0.01)
   2007          18.22       0.17            2.31           2.48       (0.11)      $0.00(d)      (0.11)
   2006          15.91      (0.08)           2.39           2.31       (0.00)(d)      --         (0.00)(d)
   2005          13.84       0.01            2.08           2.09       (0.02)         --         (0.02)
   2004          12.18       0.03            1.68           1.71       (0.05)         --         (0.05)
CLASS A
   2008         $20.54     $ 0.12          $(8.51)        $(8.39)     $(0.01)         --        $(0.01)
   2007          18.17       0.18            2.31           2.49       (0.12)      $0.00(d)      (0.12)
   2006          15.87      (0.08)           2.39           2.31       (0.01)         --         (0.01)
   2005          13.81       0.01            2.09           2.10       (0.04)         --         (0.04)
   2004          12.16       0.03            1.67           1.70       (0.05)         --         (0.05)
CLASS B
   2008         $19.86     $ 0.01          $(8.20)        $(8.19)         --          --            --
   2007          17.61      (0.08)           2.33           2.25          --          --            --
   2006          15.49      (0.19)           2.31           2.12          --          --            --
   2005          13.56      (0.08)           2.01           1.93          --          --            --
   2004          12.00      (0.07)           1.66           1.59      $(0.03)         --        $(0.03)
CLASS C
   2008         $20.77     $(0.00)(d)      $(8.57)        $(8.57)         --          --            --
   2007          18.45       0.03            2.29           2.32          --          --            --
   2006          16.22      (0.21)           2.44           2.23          --          --            --
   2005          14.17      (0.10)           2.15           2.05          --          --            --
   2004          12.39       0.07            1.71           1.78          --          --            --
CLASS I
   2008(f)      $19.75     $ 0.22          $(7.74)        $(7.52)     $(0.06)         --        $(0.06)

                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ---------------------------------------------------------------------------

                           Net Asset             Net Assets       Net          Operating
  Period                     Value,                End of     Investment       Expenses            Operating        Portfolio
   Ended      Redemption     End of     Total      Period       Income          Before            Expenses Net       Turnover
December 31     Fees(a)      Period    Return+   (in 000's)     (Loss)     Reimbursement(b)   of Reimbursement(c)     Rate++
-----------   ----------   ---------   -------   ----------   ----------   ----------------   -------------------   ---------
CLASS AAA
   2008        $0.00(d)      $12.18    (40.8)%     $11,843      0.83%            2.25%              2.01%(e)           14%
   2007         0.00(d)       20.59     13.6        22,507      0.84             2.03               2.03(e)            20
   2006         0.00(d)       18.22     14.5        23,426     (0.44)            2.02               2.02(e)            15
   2005         0.00(d)       15.91     15.1        21,425      0.10             2.04               1.85(e)            26
   2004         0.00(d)       13.84     14.0        21,033      0.25             2.00               1.50               35
CLASS A
   2008        $0.00(d)      $12.14    (40.8)%     $   120      0.69%            2.25%              2.01%(e)           14%
   2007         0.00(d)       20.54     13.7           233      0.91             2.03               2.03(e)            20
   2006         0.00(d)       18.17     14.5           220     (0.45)            2.02               2.02(e)            15
   2005         0.00(d)       15.87     15.2           244      0.05             2.06               1.87(e)            26
   2004         0.00(d)       13.81     14.0           106      0.26             2.00               1.50               35
CLASS B
   2008           --         $11.67    (41.2)%     $     3      0.05%            3.00%              2.76%(e)           14%
   2007        $0.00(d)       19.86     12.8             6     (0.45)            2.78               2.78(e)            20
   2006         0.00(d)       17.61     13.7            25     (1.14)            2.77               2.77(e)            15
   2005         0.00(d)       15.49     14.2            48     (0.60)            2.79               2.58(e)            26
   2004         0.00(d)       13.56     13.2            52     (0.53)            2.75               2.25               35
CLASS C
   2008           --         $12.20    (41.3)%     $     1     (0.01)%           3.00%              2.76%(e)           14%
   2007        $0.00(d)       20.77     12.6             4      0.14             2.78               2.78(e)            20
   2006         0.00(d)       18.45     13.8             4     (1.20)            2.77               2.77(e)            15
   2005         0.00(d)       16.22     14.5             4     (0.66)            2.79               2.68(e)            26
   2004         0.00(d)       14.17     14.4           0.1      0.58             2.75               2.25               35
CLASS I
   2008(f)     $0.00(d)      $12.17    (38.1)%     $   395      1.41%(g)         2.00%(g)           1.76%(e)(g)        14%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2004 would have been 38%. The portfolio turnover rate for the years ended 2007, 2006, and 2005 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the years ended December 31, 2007 and 2006, had such payment not been made, the expense ratio would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class
     A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C), respectively.

(c) The Fund incurred interest expense during the years ended December 31, 2008, 2007, 2006, 2005, and 2004. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 1.84%, and 1.50% (Class AAA), 2.00%, 2.00%,
     2.00%, 1.86%, and 1.50% (Class A), 2.75%, 2.75%, 2.75%, 2.57%, and 2.25%
     (Class B), 2.75%, 2.75%, 2.75%, 2.68%, and 2.25% (Class C), and 1.75%
     (Class I), respectively.

(d)  Amount represents less than $0.005 per share.

(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the years ended December 31, 2008, 2007, and 2006, the effect of the custodian fee credits was minimal.

(f) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(g)  Annualized.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The GAMCO Global Opportunity Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                              INVESTMENTS IN
                                                                SECURITIES
                                                              (MARKET VALUE)
VALUATION INPUTS                                                  ASSETS
----------------                                              --------------
Level 1 - Quoted Prices                                         $ 6,682,320
Level 2 - Other Significant Observable Inputs                     5,439,589
Level 3 - Significant Observable Inputs                                   0
                                                                -----------
TOTAL                                                           $12,121,909
                                                                ===========

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                              INVESTMENTS IN
                                                                SECURITIES
                                                              (MARKET VALUE)
                                                              --------------
BALANCE AS OF 12/31/07                                              $ 0
Accrued discounts/(premiums)                                         --
Realized gain/(loss)                                                 --
Change in unrealized appreciation/(depreciation)+                     0
Net purchases/(sales)                                                --
Transfers in and/or out of Level 3                                   --
                                                                    ---
BALANCE AS OF 12/31//08                                             $ 0
                                                                    ===
Net change in unrealized appreciation/(depreciation) during
   the period on Level 3 investments held at 12/31/08+              $ 0
                                                                    ---

----------
+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2008.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment income by $11,113 and decrease accumulated net realized loss on investments and foreign currency transactions by $11,113.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                                       YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31, 2008   DECEMBER 31, 2007
                                                   -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income ................................        $14,162             $121,776
Return of capital ..............................             --                1,315
                                                        -------             --------
Total distributions paid .......................        $14,162             $123,091
                                                        =======             ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

At December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards .........   $(4,464,079)
Undistributed ordinary income ..................       129,258
Net unrealized appreciation on investments
   and foreign currency translations ...........       324,633
                                                   -----------
Total ..........................................   $(4,010,188)
                                                   ===========

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $4,464,079, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; and $1,170,048 is available through 2016.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                                        GROSS          GROSS
                                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                                          COST      APPRECIATION   DEPRECIATION    APPRECIATION
                                      -----------   ------------   ------------   --------------
Investments .......................   $11,840,974    $2,665,276    $(2,384,341)      $280,935

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2008, the Adviser reimbursed the Fund in the amount of $44,279.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $2,233,345 and $2,741,644, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $304,125 and $304,078, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $100 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $4 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the year ended December 31, 2008.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2008, borrowings outstanding under the line of credit amounted to $100,000.

The average daily amount of borrowings outstanding under the line of credit in 2008 was $37,260 with a weighted average interest rate of 1.69%. The maximum amount borrowed at any time during 2008 was $394,000.

8. CAPITAL STOCK. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $6 and $20, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Transactions in shares of capital stock were as follows:

                                              YEAR ENDED              YEAR ENDED
                                           DECEMBER 31, 2008       DECEMBER 31, 2007
                                        ----------------------   ----------------------
                                         SHARES       AMOUNT      SHARES      AMOUNT
                                        --------   -----------   --------   -----------
                                              CLASS AAA                CLASS AAA
                                        ----------------------   ----------------------
Shares sold .........................     94,612   $ 1,762,979    296,123   $ 5,950,384
Shares issued upon reinvestment of
   distributions ....................        952        11,321      5,545       114,326
Shares redeemed .....................   (216,112)   (3,569,687)  (494,227)   (9,642,639)
                                        --------   -----------   --------   -----------
   Net decrease .....................   (120,548)  $(1,795,387)  (192,559)  $(3,577,929)
                                        ========   ===========   ========   ===========

                                                CLASS A                 CLASS A
                                        ----------------------   ----------------------
Shares sold .........................     12,826   $   235,926      3,972   $    79,644
Shares issued upon reinvestment of
   distributions ....................         12           136         64         1,315
Shares redeemed .....................    (14,263)     (256,963)    (4,786)      (95,457)
                                        --------   -----------   --------   -----------
   Net decrease .....................     (1,425)  $   (20,901)      (750)  $   (14,498)
                                        ========   ===========   ========   ===========

                                               CLASS B                  CLASS B
                                        ----------------------   ----------------------
Shares redeemed .....................        (63)  $    (1,116)    (1,112)  $   (20,353)
                                        --------   -----------   --------   -----------
   Net decrease .....................        (63)  $    (1,116)    (1,112)  $   (20,353)
                                        ========   ===========   ========   ===========

                                               CLASS C                  CLASS C
                                        ----------------------   ----------------------
Shares sold .........................         --            --        162   $     3,500
Shares redeemed .....................        (93)  $    (1,867)      (211)       (4,055)
                                        --------   -----------   --------   -----------
   Net decrease .....................        (93)  $    (1,867)       (49)  $      (555)
                                        ========   ===========   ========   ===========

                                               CLASS I*
                                        ----------------------
Shares sold .........................     36,461   $   667,321
Shares issued upon reinvestment of
   distributions ....................        148         1,752
Shares redeemed .....................     (4,136)      (52,991)
                                        --------   -----------
   Net increase .....................     32,473   $   616,082
                                        ========   ===========

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GAMCO GLOBAL OPPORTUNITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Opportunity Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (/s/ Ernst & Young LLP)

Philadelphia, Pennsylvania
February 24, 2009

                        THE GAMCO GLOBAL OPPORTUNITY FUND
      BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT
                                   (UNAUDITED)

During the six months ended December 31, 2008, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short and medium-term performance of the Fund against a peer group of global multi-cap core funds, noting the Fund's top quintile performance for the one, three, and five year periods, and against a peer group of global multi-cap core and growth funds, noting its below average performance for the one and three year periods and its average performance over the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with a pro rata administrative charge and with a stand-alone administrative charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of global multi-cap growth funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios after waivers were moderately higher than and the Fund's size was significantly lower than average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Complex. The Board Members were presented with, but did not attach significance to, information comparing the management fee with the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund's expense ratios were reasonable, particularly in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Opportunity Fund at One Corporate Center, Rye, NY 10580-1422.

                                TERM OF         NUMBER OF
    NAME, POSITION(S)         OFFICE AND     FUNDS IN FUND
       ADDRESS(1)             LENGTH OF     COMPLEX OVERSEEN          PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
         AND AGE            TIME SERVED(2)     BY DIRECTOR            DURING PAST FIVE YEARS                HELD BY DIRECTOR(4)
--------------------------  --------------  ----------------  --------------------------------------  ------------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI            Since 1993             26         Chairman and Chief Executive Officer    Director of Morgan Group
Director and                                                  of GAMCO Investors, Inc. and Chief      Holdings, Inc. (holding
Chief Investment Officer                                      Investment Officer - Value Portfolios   company); Chairman of the
Age: 66                                                       of Gabelli Funds, LLC and GAMCO Asset   Board of LICT Corp.
                                                              Management Inc.; Director/Trustee or    (multimedia and communication
                                                              Chief Investment Officer of other       services company)
                                                              registered investment companies in the
                                                              Gabelli/GAMCO Funds complex; Chairman
                                                              and Chief Executive Officer of GGCP,
                                                              Inc.

JOHN D. GABELLI             Since 1993             10         Senior Vice President of Gabelli &      Director of GAMCO Investors,
Director                                                      Company, Inc.                           Inc. (asset management)
Age: 64

INDEPENDENT DIRECTORS (5):

E. VAL CERUTTI              Since 2001              7         Chief Executive Officer of Cerutti      Director of The LGL Group,
Director                                                      Consultants, Inc.                       Inc. (diversified
Age: 69                                                                                               manufacturing)

ANTHONY J. COLAVITA         Since 1993             36         Partner in the law firm of                            --
Director                                                      Anthony J. Colavita, P.C.
Age: 73

ARTHUR V. FERRARA           Since 2001              8         Former Chairman of the Board and Chief                --
Director                                                      Executive Officer of The Guardian Life
Age: 78                                                       Insurance Company of America
                                                              (1993-1995)

WERNER J. ROEDER, MD        Since 1993             22         Medical Director of Lawrence                          --
Director                                                      Hospital and practicing private
Age: 68                                                       physician

ANTHONIE C. VAN EKRIS       Since 1993             20         Chairman of BALMAC International, Inc.                --
Director                                                     (commodities and futures trading)
Age: 74

SALVATORE J. ZIZZA          Since 2004             28         Chairman of Zizza & Co., Ltd.           Director of Hollis-Eden
Director                                                      (consulting)                            Pharmaceuticals
Age: 63                                                                                               (biotechnology);
                                                                                                      Director of Earl Scheib, Inc.
                                                                                                      (automotive services)

THE GAMCO GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                                TERM OF
     NAME, POSITION(S)        OFFICE AND
        ADDRESS(1)             LENGTH OF                      PRINCIPAL OCCUPATION(S)
          AND AGE           TIME SERVED(2)                    DURING PAST FIVE YEARS
--------------------------  --------------  --------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT             Since 2003      Executive Vice President and Chief Operating Officer of
President and Secretary                     Gabelli Funds, LLC since 1988 and an officer of all of
Age: 57                                     the registered investment companies in the Gabelli/GAMCO
                                            Funds complex. Director and President of Teton Advisors,
                                            Inc. (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY               Since 2006      Vice President of Gabelli Funds, LLC since 2007; Officer
Treasurer                                   of all of the registered investment companies in the
Age: 50                                     Gabelli/GAMCO Funds complex; Senior Vice President of
                                            U.S. Trust Company, N.A. and Treasurer and Chief
                                            Financial Officer of Excelsior Funds from 2004 through
                                            2005; Chief Financial Officer of AMIC Distribution
                                            Partners from 2002 through 2004

PETER D. GOLDSTEIN          Since 2004      Director of Regulatory Affairs at GAMCO Investors, Inc.
Chief Compliance Officer                    since 2004; Chief Compliance Officer of all of the
Age: 55                                     registered investment companies in the Gabelli/GAMCO
                                            Funds complex; Vice President of Goldman Sachs Asset
                                            Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.013, $0.014 and $0.058 per share for Class AAA, Class A and Class I, respectively. For the year ended December 31, 2008, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 1.27% of the ordinary income distribution as qualified interest income pursuant to the American Jobs Creation Act of 2004. Also for the year 2008, the Fund passed through foreign tax credits of $0.0145 per share to Class AAA, Class A, and Class I.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 14.25%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Opportunity Fund did not meet this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

----------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                     GAMCO

                       THE GAMCO GLOBAL OPPORTUNITY FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                         GAMCO Global Series Funds, Inc.
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q408SR

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     The GAMCO Global Telecommunications Fund (the "Fund") (Class AAA) declined by 40.58% in 2008, underperforming the MSCI AC World Telecommunication Services Index that fell by 35.06% for the year.

     The telecommunications sector suffered the downturn in global equities in 2008, displaying little evidence of its historic defensive qualities. Indeed, for most of the year, the sector fell even further than broader market indexes, and it was only in the fourth quarter that this trend reversed. The market response implied a concern that the global economic downturn would cause a significant hit to the revenues, earnings and cash flows of telecommunications service providers, large and small. The reality, particularly in developed markets, could prove very different. The data thus far is that consumer spending and usage patterns remain largely unaffected and even business and corporate demand remains resilient. Clearly the picture in emerging markets is less encouraging, where mobile telephony constitutes a larger share of consumer discretionary spending. Network operators make the convincing argument that even if revenue progression is adversely impacted by prolonged economic weakness, operating income, cash flow generation, and shareholder return targets can be met.

     In analyzing the performance of the Fund, we highlight the fact that three of the top ten positive contributors were Japanese telcos - NTT DoCoMo (2.7% of net assets as of December 31, 2008), KDDI (2.4%), and NTT Corp. (0.4%). Currency translation played its part here, with the strengthening yen lifting the contributors with DoCoMo showing a dollar gain of 16.9% and NTT 10.3% in the year. Verizon (4.2%) contributed a positive 24 basis points to the Fund's performance in 2008, suggesting that the Fund gained full advantage of the year end rally. Beyond these, the list of `less negative' performers in the Fund was an eclectic mix - some large incumbent international operators such as Telmex (-2.8%) (0.7%) and Maroc Telecom (-0.3%) (0.9%), together with an assortment of alternative network providers. While the European national operators all showed declines in the year, in the main they fared better than the Fund and sector as a whole with, for example Swisscom (-18.3%) (1.7%), KPN (-20.5%), and France Telecom (-21.2%) (0.6%) all outperforming on the basis of greater earnings visibility and the absence of emerging market exposure.

     Not surprisingly, the stocks that hurt Fund performance in 2008 were dominated by emerging market wireless names. VimpelCom (1.2%) of Russia alone accounted for over 3.5% of the Fund's 2008 decline as it fell 82.8% in the year with the collapse of the Russian equities market. Sistema Group (0.4%) of Russia, controlling shareholder in MTS, was also among the bottom five names with its decline of 86.8%. Other emerging market wireless operators also sold off including Millicom International (-61.9%) (0.8%), Orascom Telecom (-66.6%) (0.6%), and China Mobile (-41.5%) (2.6%). The aversion to emerging markets and resultant shift of assets out of these markets left year end 2008 valuations at historically unprecedented levels. Nonetheless, the concern about emerging market economies is profound and it seems likely that any meaningful recovery will lag, not lead those of developed markets. Interestingly, two of the other five bottom contributors to the Fund were U.S. wireless operators - Sprint Nextel (-86.1%) (0.6%) and U.S. Cellular (-48.6%) (3.7%). For Sprint, the
operational woes seem to continue, with the consequences evident in subscriber churn figures. The traditional cable stocks had mixed fortunes in the year, with Comcast (-10.7%) (0.1%) among the top ten contributors; and Liberty Global (-59.4%) (1.2%) and Cablevision (-31.3%) (1.6%) to be found towards the bottom of the list.

     The inability to secure new debt, or equity financing in 2008 caused corporate activity in the sector to virtually grind to a halt. Thus, despite the historically low valuations and still-attractive growth dynamics to be found in pockets of the telecommunications universe, neither strategic buyers nor financial/private equity investors were able to take advantage. While there is still little sign of a thawing in global credit markets, it is possible that the telecommunications sector could be an early beneficiary, as and when it does occur. The notion of further industry consolidation and the inherent advantages that it brings remains strong, but the ability to affect it has been deferred. Even absent a resumption of corporate activity, mounting evidence that the telecommunications industry can weather the storm better than most should position the sector for outperformance in 2009.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert

                                        Bruce N. Alpert
                                        President

February 20, 2009

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
       GAMCO GLOBAL TELECOMMUNICATIONS FUND CLASS AAA SHARES, THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX, AND THE MSCI AC WORLD FREE INDEX

                              (PERFORMANCE GRAPH)

                                         MSCI AC
                GAMCO GLOBAL              WORLD              MSCI AC
             TELECOMMUNICATIONS     TELECOMMUNICATION      WORLD FREE
           FUND CLASS AAA SHARES      SERVICES INDEX         INDEX
           ---------------------    -----------------      ----------
11/1/1993           10,000                                    10,000
12/31/1993          10,300                                     9,993
12/31/1994           9,921                                    10,496
12/31/1995          11,524                                    12,538
12/31/1996          12,560                                    14,193
12/31/1997          16,563                                    16,321
12/31/1998          22,319                                    19,907
12/31/1999          40,234                                    25,246
12/31/2000          30,546                                    21,727
12/31/2001          24,214                 24,214             18,270
12/31/2002          17,051                 17,683             14,803
12/31/2003          24,337                 22,504             19,929
12/31/2004          30,025                 26,832             23,067
12/31/2005          30,878                 25,488             25,690
12/31/2006          39,804                 34,245             31,221
12/31/2007          47,008                 43,913             35,024
12/31/2008          27,980                 28,518             20,366

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                                       Since
                                                                                                     Inception
                                                    Quarter    1 Year     3 Year    5 Year  10 Year  (11/1/93)
                                                    -------    ------     ------    ------  -------  ---------
GAMCO GLOBAL TELECOMMUNICATIONS FUND CLASS AAA ..   (16.75)%   (40.58)%   (3.23)%   2.83%    2.29%     7.02%
MSCI AC World Telecommunication Services Index ..   (7.06)     (35.06)     4.60     5.32      N/A*      N/A*
MSCI AC World Free Index ........................   (22.25)    (41.85)    (7.45)    0.44     0.23      4.80
Class A .........................................   (16.68)    (40.55)    (3.19)    2.84     2.30      7.03
                                                    (21.47)(b) (43.97)(b) (5.08)(b) 1.63(b)  1.69(b)   6.61(b)
Class B .........................................   (16.92)    (41.03)    (3.96)    2.06     1.64      6.57
                                                    (21.07)(c) (43.98)(c) (4.93)(c) 1.69(c)  1.64      6.57
Class C .........................................   (16.88)    (41.00)    (3.94)    2.06     1.64      6.57
                                                    (17.71)(d) (41.59)(d) (3.94)    2.06     1.64      6.57
Class I .........................................   (16.62)    (40.39)    (3.13)    2.90     2.32      7.04

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.50%, 1.50%, 2.25%, 2.25%, AND 1.25%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON MARCH 12, 2000, MARCH 13, 2000, JUNE 2, 2000, AND JANUARY 11, 2008, RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

* INFORMATION FOR THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX IS NOT AVAILABLE WITH DIVIDENDS PRIOR TO AUGUST 2001.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2008 through December 31, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                       Beginning         Ending      Annualized     Expenses
                     Account Value   Account Value     Expense    Paid During
                        07/01/08       12/31/08         Ratio       Period*
                     -------------   -------------   ----------   -----------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ACTUAL FUND RETURN
Class AAA              $1,000.00       $  712.30        1.64%        $ 7.06
Class A                $1,000.00       $  712.90        1.64%        $ 7.06
Class B                $1,000.00       $  709.70        2.40%        $10.31
Class C                $1,000.00       $  710.00        2.40%        $10.32
Class I                $1,000.00       $  713.70        1.37%        $ 5.90
HYPOTHETICAL 5% RETURN
Class AAA              $1,000.00       $1,016.89        1.64%        $ 8.31
Class A                $1,000.00       $1,016.89        1.64%        $ 8.31
Class B                $1,000.00       $1,013.07        2.40%        $12.14
Class C                $1,000.00       $1,013.07        2.40%        $12.14
Class I                $1,000.00       $1,018.25        1.37%        $ 6.95

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

Diversified Telecommunications Services ..    46.8%
Wireless Telecommunications Services .....    35.8%
Other ....................................    16.2%
Other Assets and Liabilities (Net) .......     1.2%
                                             -----
                                             100.0%
                                             =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                COST             VALUE
------------                                                        --------------   --------------
               COMMON STOCKS -- 97.9%
               DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 46.8%
               AFRICA/MIDDLE EAST -- 1.0%
      65,000   Maroc Telecom ....................................   $    1,088,852   $    1,255,908
       2,000   Pakistan Telecommunications Co. Ltd., GDR+ (a) ...          155,766           42,692
      13,000   Telkom SA Ltd. ...................................          323,646          161,006
                                                                    --------------   --------------
                                                                         1,568,264        1,459,606
                                                                    --------------   --------------
               ASIA/PACIFIC -- 4.4%
     240,000   Asia Satellite Telecommunications Holdings Ltd. ..          515,076          235,349
     170,000   First Pacific Co. Ltd. ...........................           92,079           59,005
      20,000   First Pacific Co. Ltd., ADR ......................           30,144           34,000
           1   Hanarotelecom Inc., ADR+ .........................            5,250                4
      10,000   KT Corp., ADR+ ...................................          183,666          146,700
     100,000   PCCW Ltd. ........................................           81,405           47,741
      65,000   Philippine Long Distance Telephone Co., ADR ......        1,178,774        3,051,750
      18,360   PT Telekomunikasi Indonesia, ADR .................          165,504          460,285
     874,000   Singapore Telecommunications Ltd. ................          701,513        1,546,903
      35,555   Telecom Corp. of New Zealand Ltd., ADR ...........          433,477          238,219
     375,000   Telekom Malaysia Berhad ..........................          519,351          333,815
       2,400   Telstra Corp. Ltd., ADR ..........................           47,304           32,760
       8,075   Thai Telephone & Telecom, GDR+ (a)(b) ............          100,542              242
   1,000,000   True Corp. Public Co. Ltd.+ ......................          687,194           37,665
                                                                    --------------   --------------
                                                                         4,741,279        6,224,438
                                                                    --------------   --------------
               EUROPE -- 20.8%
      39,000   BT Group plc, ADR ................................        1,474,439          779,220
     300,000   Cable & Wireless plc .............................          544,359          675,025
       8,000   Colt Telecom Group SA+ ...........................           33,893            7,706
     415,000   Deutsche Telekom AG, ADR .........................        5,576,443        6,349,500
      80,000   Elisa Oyj ........................................          668,815        1,367,807
      30,000   France Telecom SA, ADR ...........................          783,450          842,100
       5,507   Hellenic Telecommunications Organization SA ......           86,065           91,094
      37,000   Hellenic Telecommunications
                  Organization SA, ADR ..........................          228,882          307,470
      20,000   Hungarian Telephone & Cable Corp.+ ...............          179,947          172,000
         500   Magyar Telekom Telecommunications plc, ADR .......            9,650            7,020
      95,000   Portugal Telecom SGPS SA .........................        1,304,789          801,571
      60,000   Portugal Telecom SGPS SA, ADR ....................          248,272          514,800

   SHARES/                                                                               MARKET
    UNITS                                                                 COST            VALUE
------------                                                        --------------   --------------
      11,000   Rostelecom, ADR ..................................   $      138,618   $      610,280
      55,000   Royal KPN NV, ADR ................................          457,200          810,150
      93,000   Sistema JSFC, GDR (a) ............................        1,808,007          511,500
      76,000   Swisscom AG, ADR .................................        1,877,116        2,457,080
   1,150,000   Telecom Italia SpA ...............................        3,464,316        1,838,338
      25,000   Telecom Italia SpA, ADR ..........................          607,585          406,250
      97,000   Telefonica SA, ADR ...............................        2,604,228        6,536,830
       6,361   Telefonica SA, BDR ...............................          108,406          120,114
      94,000   Telekom Austria AG ...............................        1,701,527        1,345,844
      15,000   Telenor ASA ......................................          278,729           99,185
     600,000   TeliaSonera AB ...................................        2,272,361        2,951,460
                                                                    --------------   --------------
                                                                        26,457,097       29,602,344
                                                                    --------------   --------------
               JAPAN -- 1.2%
         237   Nippon Telegraph & Telephone Corp. ...............        1,207,105        1,223,563
      20,000   Nippon Telegraph & Telephone Corp., ADR ..........          536,741          543,800
                                                                    --------------   --------------
                                                                         1,743,846        1,767,363
                                                                    --------------   --------------
               LATIN AMERICA -- 4.3%
      30,000   Atlantic Tele-Network Inc. .......................           99,861          796,500
      11,500   Brasil Telecom Participacoes SA, ADR .............          566,673          444,245
          44   Brasil Telecom SA, Preference ....................              474              257
  17,415,054   Cable & Wireless Jamaica Ltd.+ (c) ...............          406,745          109,529
       1,000   Maxcom Telecomunicaciones SAB de CV, ADR+ ........           17,587            3,790
      25,693   Tele Norte Leste Participacoes SA, ADR ...........          357,296          357,647
     178,000   Telecom Argentina SA, ADR+ .......................          584,488        1,352,800
      55,000   Telefonica de Argentina SA, ADR+ .................          348,883          431,750
      75,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ........          338,533        1,570,500
       3,355   Telemar Norte Leste SA, Preference, Cl. A ........          148,531           79,847
      82,000   Telmex Internacional SAB de CV, ADR ..............          252,026          931,520
                                                                    --------------   --------------
                                                                         3,121,097        6,078,385
                                                                    --------------   --------------
               NORTH AMERICA -- 15.1%
     138,000   AT&T Inc. ........................................        3,964,469        3,933,000
      47,836   Bell Aliant Regional Communications Income Fund ..          882,832          912,546
      36,000   Bell Aliant Regional Communications
                  Income Fund (a)(d) ............................          668,460          686,756
      20,000   CenturyTel Inc. ..................................          739,530          546,600
     720,000   Cincinnati Bell Inc.+ ............................        4,157,384        1,389,600

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                COST             VALUE
------------                                                        --------------   --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATIONS SERVICES (CONTINUED)
               NORTH AMERICA (CONTINUED)
       3,289   Consolidated Communications Holdings Inc. ........   $       62,688   $       39,073
      90,060   D&E Communications Inc. ..........................        1,210,418          603,402
      10,000   E.Spire Communications Inc.+ (d) .................           50,000                0
       3,230   EarthLink Inc.+ ..................................           45,250           21,835
      10,000   Embarq Corp. .....................................          276,821          359,600
      70,000   FairPoint Communications Inc. ....................        1,016,261          229,600
      25,000   Frontier Communications Corp. ....................          367,000          218,500
      78,000   General Communication Inc., Cl. A+ ...............          367,245          631,020
         800   Lexcom Inc., Cl. B, Non-Voting+ ..................           39,716           37,100
      12,000   Manitoba Telecom Services Inc. ...................          453,480          349,745
      22,422   McLeodUSA Inc., Cl. A+ (d) .......................           78,431              110
     130,000   McLeodUSA Inc., Cl. A, Escrow+ (d) ...............                0                0
      26,000   New Ulm Telecom Inc. .............................          321,938          206,700
      20,000   NorthPoint Communications Group Inc.+ ............           11,250                6
     160,000   Price Communications Corp., Escrow+ (d) ..........                0                0
     180,000   Qwest Communications International Inc. ..........          881,068          655,200
      33,000   Shenandoah Telecommunications Co. ................          138,825          925,650
      45,000   TELUS Corp. ......................................          873,965        1,354,921
       6,943   TELUS Corp., Non-Voting, New York ................          361,769          197,320
      33,057   TELUS Corp., Non-Voting, Toronto .................          827,048          934,540
     100,000   tw telecom inc.+ .................................        1,993,869          847,000
     175,000   Verizon Communications Inc. ......................        6,438,310        5,932,500
      40,000   Windstream Corp. .................................          274,920          368,000
                                                                    --------------   --------------
                                                                        26,502,947       21,380,324
                                                                    --------------   --------------
               TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES ....       64,134,530       66,512,460
                                                                    --------------   --------------
               WIRELESS TELECOMMUNICATIONS SERVICES -- 34.9%
               AFRICA/MIDDLE EAST -- 0.6%
      30,000   Orascom Telecom Holding SAE, GDR .................        1,488,437          818,700
                                                                    --------------   --------------
               ASIA/PACIFIC -- 4.8%
      72,000   China Mobile Ltd., ADR ...........................          932,248        3,661,200
      73,000   China Unicom Hong Kong Ltd., ADR .................          587,280          890,600
         666   Hutchison Telecommunications International Ltd. ..              519              179
       8,000   PT Indosat Tbk, ADR ..............................           78,652          206,560

                                                                                         MARKET
   SHARES                                                                COST             VALUE
------------                                                        --------------   --------------
      95,000   SK Telecom Co. Ltd., ADR .........................   $    1,293,472   $    1,727,100
     360,000   TM International Berhad+ .........................        1,050,502          376,647
                                                                    --------------   --------------
                                                                         3,942,673        6,862,286
                                                                    --------------   --------------
               EUROPE -- 7.6%
      50,000   Bouygues SA ......................................        1,411,109        2,098,971
      24,000   Millicom International Cellular SA ...............        1,836,800        1,077,840
         800   Mobile TeleSystems OJSC, ADR .....................           29,612           21,344
     108,000   Turkcell Iletisim Hizmet A/S, ADR ................        2,437,621        1,574,640
     246,000   Vimpel-Communications, ADR .......................          566,012        1,761,360
     120,000   Vivendi ..........................................        3,081,131        3,880,734
      20,000   Vodafone Group plc, ADR ..........................          640,169          408,800
                                                                    --------------   --------------
                                                                        10,002,454       10,823,689
                                                                    --------------   --------------
               JAPAN -- 5.2%
         490   KDDI Corp. .......................................        2,409,258        3,432,432
       2,000   NTT DoCoMo Inc. ..................................        4,616,238        3,891,892
                                                                    --------------   --------------
                                                                         7,025,496        7,324,324
                                                                    --------------   --------------
               LATIN AMERICA -- 3.7%
     158,000   America Movil SAB de CV, Cl. L, ADR ..............          978,984        4,896,420
      17,500   Grupo Iusacell SA de CV+ .........................           29,040           27,030
         701   Telemig Celular Participacoes SA, ADR ............           18,590           21,023
      14,900   Tim Participacoes SA, ADR ........................          438,054          186,101
         755   Vivo Participacoes SA+ ...........................            6,747            9,162
       5,994   Vivo Participacoes SA, ADR .......................          316,130           75,165
       3,256   Vivo Participacoes SA, Preference+ ...............          159,589           39,429
                                                                    --------------   --------------
                                                                         1,947,134        5,254,330
                                                                    --------------   --------------
               NORTH AMERICA -- 13.0%
      38,000   Centennial Communications Corp.+ .................          207,143          306,280
      45,000   Clearwire Corp., Cl. A+ ..........................          804,442          221,850
       2,000   Leap Wireless International Inc.+ ................           73,090           53,780
      14,000   MetroPCS Communications Inc.+ ....................          318,956          207,900
      15,000   Nextwave Wireless Inc.+ ..........................           78,505            1,350
     248,000   Rogers Communications Inc., Cl. B ................        1,124,319        7,459,840
     440,000   Sprint Nextel Corp.+ .............................        5,448,731          805,200
      80,000   Telephone & Data Systems Inc. ....................        2,061,826        2,540,000
      60,000   Telephone & Data Systems Inc., Special ...........        1,278,136        1,686,000
     120,000   United States Cellular Corp.+ ....................        5,745,389        5,188,800
       2,000   Virgin Mobile USA Inc., Cl. A+ ...................            1,934            1,680
                                                                    --------------   --------------
                                                                        17,142,471       18,472,680
                                                                    --------------   --------------
               TOTAL WIRELESS TELECOMMUNICATIONS SERVICES .......       41,548,665       49,556,009
                                                                    --------------   --------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                COST             VALUE
------------                                                        --------------   --------------
               COMMON STOCKS (CONTINUED)
               OTHER -- 16.2%
               ASIA/PACIFIC -- 0.2%
      19,065   Austar United Communications Ltd.+ ...............   $       34,838   $        9,836
     100,000   Champion Technology Holdings Ltd. ................           87,982            3,419
      70,000   CP Pokphand Co. Ltd., ADR+ .......................           58,725           34,300
      26,000   Himachal Futuristic Communications Ltd.,
                  GDR+ (a)(d) ...................................          141,200           20,330
      50,000   Hutchison Whampoa Ltd. ...........................          487,170          250,639
     250,000   Time Engineering Berhad+ .........................          152,324            6,864
                                                                    --------------   --------------
                                                                           962,239          325,388
                                                                    --------------   --------------
               EUROPE -- 1.6%
      15,000   Alcatel-Lucent, ADR+ .............................          208,673           32,250
       1,000   British Sky Broadcasting Group plc, ADR ..........           24,267           28,400
       6,744   Cockleshell Ltd.+ ................................                0            5,187
       9,000   E.ON AG ..........................................          126,255          355,796
      59,500   G4S plc ..........................................                0          175,370
      96,000   GN Store Nord A/S+ ...............................          526,185          182,869
       3,600   Impellam Group plc+ ..............................            5,269            1,242
       6,400   L. M. Ericsson Telephone Co., Cl. B, ADR .........           40,907           49,984
      25,000   Nokia Oyj, ADR ...................................           59,902          390,000
      15,428   Seat Pagine Gialle SpA+ ..........................           30,784            1,246
         900   Shellshock Ltd.+ .................................              521              718
         750   Siemens AG, ADR ..................................           23,625           56,813
       5,852   Telecom Italia Media SpA+ ........................            4,669              718
      24,000   Telegraaf Media Groep NV .........................          520,141          415,346
       6,000   ThyssenKrupp AG ..................................          110,336          158,132
      15,000   TNT NV, ADR ......................................          198,278          290,250
       1,000   Via Net.Works Inc.+ ..............................            2,625               15
       8,000   Zon Multimedia Servicos de Telecomunicacoes e
                  Multimedia SGPS SA ............................           78,640           41,257
       9,578   Zon Multimedia Servicos de Telecomunicacoes e
                  Multimedia SGPS SA, ADR .......................          137,444           49,395
                                                                    --------------   --------------
                                                                         2,098,521        2,234,988
                                                                    --------------   --------------
               JAPAN -- 0.5%
      72,000   The Furukawa Electric Co. Ltd. ...................          350,157          340,739
      20,000   Tokyo Broadcasting System Inc. ...................          542,595          300,938
                                                                    --------------   --------------
                                                                           892,752          641,677
                                                                    --------------   --------------
               LATIN AMERICA -- 0.2%
       9,000   BB Holdings Ltd.+ ................................           36,940           23,175
      25,693   Contax Participacoes SA, ADR .....................           11,050           19,270
      17,000   Grupo Televisa SA, ADR ...........................          421,380          253,980
       1,224   Shellproof Ltd.+ .................................            1,210              854
                                                                    --------------   --------------
                                                                           470,580          297,279
                                                                    --------------   --------------

                                                                                         MARKET
   SHARES                                                                COST             VALUE
------------                                                        --------------   --------------
               NORTH AMERICA -- 13.7%
      80,000   Adelphia Communications Corp., Cl. A+ (d) ........   $       74,756   $            0
      80,000   Adelphia Communications Corp., Cl. A,
                  Escrow+ (d) ...................................                0                0
      80,000   Adelphia Recovery Trust+ .........................                0               32
       2,000   America Online Latin America Inc., Cl. A+ (d) ....              840                4
       1,400   Amphenol Corp., Cl. A ............................            5,729           33,572
       2,100   Ascent Media Corp., Cl. A+ .......................           27,089           45,864
     132,000   Cablevision Systems Corp., Cl. A .................        3,219,360        2,222,880
      50,000   California Micro Devices Corp.+ ..................          283,857           93,000
      23,566   CanWest Global Communications Corp.+ (d) .........          322,321           13,890
      33,434   CanWest Global Communications Corp., Cl. A+ ......          384,882           16,250
     300,000   Charter Communications Inc., Cl. A+ ..............          698,470           24,540
      10,000   Cogeco Inc. ......................................          195,069          201,701
       8,000   Comcast Corp., Cl. A, Special ....................          226,918          129,200
       4,000   Convergys Corp.+ .................................           53,716           25,640
      21,000   Discovery Communications Inc., Cl. A+ ............          143,570          297,360
      21,000   Discovery Communications Inc., Cl. C+ ............          100,228          281,190
      90,000   DISH Network Corp., Cl. A+ .......................        1,501,668          998,100
      18,000   EchoStar Corp., Cl. A+ ...........................          329,634          267,660
       5,000   Fisher Communications Inc. .......................          217,833          103,200
       1,000   Geoworks Corp.+ ..................................            1,375               40
         600   Google Inc., Cl. A+ ..............................          207,853          184,590
       3,000   Idearc Inc. ......................................           13,563              255
      10,000   IDT Corp.+ .......................................          128,996            3,500
      15,000   IDT Corp., Cl. B+ ................................          119,864            6,000
         500   JDS Uniphase Corp.+ ..............................            7,565            1,825
       1,000   L-3 Communications Holdings Inc. .................           11,000           73,780
      60,732   Liberty Global Inc., Cl. A+ ......................        1,330,262          966,853
      50,000   Liberty Global Inc., Cl. C+ ......................        1,219,998          759,000
      24,000   Liberty Media Corp. - Capital, Cl. A+ ............          175,219          113,040
      96,000   Liberty Media Corp. - Entertainment, Cl. A+ ......          919,898        1,678,080
      40,000   Liberty Media Corp. - Interactive, Cl. A+ ........          450,264          124,800
       1,000   Lockheed Martin Corp. ............................           22,787           84,080
      60,100   LSI Corp.+ .......................................          436,261          197,729
      30,000   Macrovision Solutions Corp.+ .....................          541,902          379,500
      17,000   Mediacom Communications Corp., Cl. A+ ............          142,340           73,100

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                       MARKET
 SHARES                                                  COST           VALUE
--------                                             ------------   ------------
           COMMON STOCKS (CONTINUED)
           OTHER (CONTINUED)
           NORTH AMERICA (CONTINUED)
  55,000   Motorola Inc. .........................   $    454,388   $    243,650
   2,000   News Corp., Cl. B .....................         21,050         19,160
  40,000   Nortel Networks Corp.+ ................        659,191         10,400
   2,524   Orbital Sciences Corp.+ ...............         16,208         49,294
  10,000   R. H. Donnelley Corp.+ ................         32,228          3,700
   6,000   SCANA Corp. ...........................        158,756        213,600
   4,500   SJW Corp. .............................         70,455        134,730
 325,000   The DIRECTV Group Inc.+ ...............      7,485,006      7,445,750
  10,000   Time Warner Cable Inc., Cl. A+ ........        296,446        214,500
 110,000   Time Warner Inc. ......................      1,902,029      1,106,600
   2,000   TiVo Inc.+ ............................         11,105         14,320
   1,000   Vishay Intertechnology Inc.+ ..........         22,908          3,420
      47   Xanadoo Co.+ ..........................         23,394         12,337
  50,000   Yahoo! Inc.+ ..........................      1,472,835        610,000
                                                     ------------   ------------
                                                       26,141,086     19,481,716
                                                     ------------   ------------
           TOTAL OTHER ...........................     30,565,178     22,981,048
                                                     ------------   ------------
           TOTAL COMMON STOCKS ...................    136,248,373    139,049,517
                                                     ------------   ------------
           WARRANTS -- 0.9%
           OTHER -- 0.0%
           ASIA/PACIFIC -- 0.0%
  20,394   Champion Tech, expire 04/16/09 (d) ....              0              0
                                                     ------------   ------------
           WIRELESS TELECOMMUNICATIONS
              SERVICES -- 0.9%
           ASIA/PACIFIC -- 0.9%
   2,000   Bharti Airtel Ltd.,
              expire 09/19/13+ (a) ...............         30,638         29,382
  82,000   Bharti Airtel Ltd.,
              expire 12/15/16+ (a) ...............      1,767,623      1,204,588
                                                     ------------   ------------
           TOTAL WIRELESS TELECOMMUNICATIONS
              SERVICES ...........................      1,798,261      1,233,970
                                                     ------------   ------------
           TOTAL WARRANTS ........................      1,798,261      1,233,970
                                                     ------------   ------------
           TOTAL
              INVESTMENTS -- 98.8% ...............   $138,046,634    140,283,487
                                                     ============   ------------
           OTHER ASSETS AND LIABILITIES
              (NET) -- 1.2% ......................                     1,688,456
                                                                    ------------
           NET ASSETS -- 100.0% ..................                  $141,971,943
                                                                    ============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of Rule 144A securities amounted to $2,495,490 or 1.76% of net assets.

(b)  Illiquid security.

(c) At December 31, 2008, the Fund held an investment in a restricted security amounting to $109,529 or 0.08% of net assets, which were valued under methods approved by the Board of Directors as follows:

                                                                 12/31/08
                                                                 CARRYING
ACQUISITION                         ACQUISITION   ACQUISITION      VALUE
   SHARES            ISSUER             DATE          COST       PER UNIT
-----------   -------------------   -----------   ------------   --------
 17,415,054   Cable & Wireless
                 Jamaica Ltd. ...     03/10/94      $406,745      $0.0063

(d) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $721,090 or 0.51% of net assets.

+    Non-income producing security.

ADR  American Depositary Receipt

BDR  Brazilian Depositary Receipt

GDR  Global Depositary Receipt

                              % OF
                             MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE       VALUE
--------------------------   ------   ------------
North America ............    42.3%   $ 59,334,720
Europe ...................    30.4      42,661,021
Asia/Pacific .............    10.5      14,646,082
Latin America ............     8.3      11,629,994
Japan ....................     6.9       9,733,364
Africa/Middle East .......     1.6       2,278,306
                             -----    ------------
                             100.0%   $140,283,487
                             =====    ============

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $138,046,634) ...............   $ 140,283,487
   Foreign currency, at value (cost $5) ....................               5
   Cash ....................................................             836
   Receivable for Fund shares sold .........................       2,906,841
   Receivable for investments sold .........................          65,820
   Dividends and interest receivable .......................         357,559
   Prepaid expense .........................................          34,345
                                                               -------------
   TOTAL ASSETS ............................................     143,648,893
                                                               -------------
LIABILITIES:
   Payable for Fund shares redeemed ........................         170,918
   Payable for investment advisory fees ....................         113,878
   Payable for distribution fees ...........................          28,793
   Payable for accounting fees .............................           7,502
   Line of credit payable ..................................       1,153,000
   Other accrued expenses ..................................         202,859
                                                               -------------
   TOTAL LIABILITIES .......................................       1,676,950
                                                               -------------
   NET ASSETS applicable to 9,272,255 shares outstanding ...   $ 141,971,943
                                                               =============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .........   $ 168,580,208
   Accumulated net investment income .......................          59,583
   Accumulated net realized loss on investments
      and foreign currency transactions ....................     (28,907,104)
   Net unrealized appreciation on investments ..............       2,236,853
   Net unrealized appreciation on foreign
      currency translations ................................           2,403
                                                               -------------
   NET ASSETS ..............................................   $ 141,971,943
                                                               =============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($139,761,339 / 9,126,837 shares
      outstanding; 75,000,000 shares authorized) ...........   $       15.31
                                                               =============
   CLASS A:
   Net Asset Value and redemption price per share
      ($1,130,084 / 73,828 shares outstanding;
      50,000,000 shares authorized) ........................   $       15.31
                                                               =============
   Maximum offering price per share
      (NAV / 0.9425, based on maximum sales
      charge of 5.75% of the offering price) ...............   $       16.24
                                                               =============
   CLASS B:
   Net Asset Value and offering price per share
      ($102,034 / 6,787 shares outstanding;
      25,000,000 shares authorized) ........................   $       15.03(a)
                                                               =============
   CLASS C:
   Net Asset Value and offering price per share
      ($562,484 / 37,605 shares outstanding;
      25,000,000 shares authorized) ........................   $       14.96(a)
                                                               =============
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($416,002 / 27,198 shares outstanding;
      25,000,000 shares authorized) ........................   $       15.30
                                                               =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $678,903) ............   $   6,524,032
   Interest ................................................          29,090
                                                               -------------
   TOTAL INVESTMENT INCOME .................................       6,553,122
                                                               -------------
EXPENSES:
   Investment advisory fees ................................       2,110,824
   Distribution fees - Class AAA ...........................         518,958
   Distribution fees - Class A .............................           4,504
   Distribution fees - Class B .............................           1,926
   Distribution fees - Class C .............................          11,613
   Shareholder services fees ...............................         249,347
   Shareholder communications expenses .....................         142,106
   Custodian fees ..........................................          91,947
   Registration expenses ...................................          50,392
   Legal and audit fees ....................................          47,667
   Accounting fees .........................................          45,000
   Interest expense ........................................          35,088
   Directors' fees .........................................          25,094
   Miscellaneous expenses ..................................          31,476
                                                               -------------
   TOTAL EXPENSES ..........................................       3,365,942
   Less: Custodian fee credits .............................            (585)
                                                               -------------
   NET EXPENSES ............................................       3,365,357
                                                               -------------
   NET INVESTMENT INCOME ...................................       3,187,765
                                                               -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ........................       1,776,611
   Net realized loss on foreign currency transactions ......         (11,919)
                                                               -------------
   Net realized gain on investments and
      foreign currency transactions ........................       1,764,692
                                                               -------------
   Net change in unrealized appreciation/
      (depreciation) on investments ........................    (113,211,054)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations ......          (9,883)
                                                               -------------
   Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency translations ........................    (113,220,937)
                                                               -------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY .....................    (111,456,245)
                                                               -------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................   $(108,268,480)
                                                               =============

----------
(a)  Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2008   DECEMBER 31, 2007
                                                              -----------------   -----------------
OPERATIONS:
   Net investment income ..................................     $   3,187,765       $  2,809,349
   Net realized gain on investments
      and foreign currency transactions ...................         1,764,692         14,403,878
   Net change in unrealized appreciation/(depreciation)
      on investments and foreign currency translations ....      (113,220,937)        26,853,814
                                                                -------------       ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................      (108,268,480)        44,067,041
                                                                -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................        (2,898,887)        (2,693,875)
      Class A .............................................           (23,832)           (23,949)
      Class B .............................................              (704)              (404)
      Class C .............................................            (3,172)            (2,660)
      Class I .............................................           (10,427)                --
                                                                -------------       ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................        (2,937,022)        (2,720,888)
                                                                -------------       ------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ...........................................       (58,236,142)        52,054,458
      Class A .............................................          (635,005)         1,251,175
      Class B .............................................          (101,251)           (42,544)
      Class C .............................................          (935,046)         1,652,116
      Class I .............................................           569,800                 --
                                                                -------------       ------------
   NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ..................................       (59,337,644)        54,915,205
                                                                -------------       ------------
   REDEMPTION FEES ........................................               192              5,395
                                                                -------------       ------------
   NET INCREASE/(DECREASE) IN NET ASSETS ..................      (170,542,954)        96,266,753
NET ASSETS:
   Beginning of period ....................................       312,514,897        216,248,144
                                                                -------------       ------------
   End of period (including undistributed net investment
      income of $59,583 and $0, respectively) .............     $ 141,971,943       $312,514,897
                                                                =============       ============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:


                       INCOME FROM INVESTMENT OPERATIONS    DISTRIBUTIONS
                       --------------------------------- -------------------
                                      Net
                                    Realized
                                      and                                                 Net              Net
             Net Asset     Net     Unrealized    Total                                   Asset           Assets
   Period      Value,  Investment     Gain       from        Net     Total              Value,           End of
    Ended    Beginning   Income    (Loss) on  Investment Investment Distrib- Redemption End of  Total    Period
December 31, of Period  (Loss)(a) Investments Operations   Income    utions    Fees(a)  Period Return+ (in 000's)
------------ --------- ---------- ----------- ---------- ---------- -------- ---------- ------ ------- ----------
CLASS AAA
   2008        $26.34    $0.32      $(11.02)    $(10.70)   $(0.33)   $(0.33)   $0.00(c) $15.31 (40.6)%  $139,761
   2007         22.46     0.25         3.86        4.11     (0.23)    (0.23)    0.00(c)  26.34  18.3     307,368
   2006         17.53     0.12         4.95        5.07     (0.14)    (0.14)    0.00(c)  22.46  28.9     214,436
   2005         17.23     0.16         0.33        0.49     (0.19)    (0.19)    0.00(c)  17.53   2.8     185,870
   2004         14.03     0.07         3.21        3.28     (0.08)    (0.08)    0.00(c)  17.23  23.4     209,043
CLASS A
   2008        $26.32    $0.32      $(11.00)    $(10.68)   $(0.33)   $(0.33)   $0.00(c) $15.31 (40.6)%  $  1,130
   2007         22.43     0.23         3.89        4.12     (0.23)    (0.23)    0.00(c)  26.32  18.4       2,728
   2006         17.51     0.12         4.95        5.07     (0.15)    (0.15)    0.00(c)  22.43  29.0       1,170
   2005         17.22     0.14         0.35        0.49     (0.20)    (0.20)    0.00(c)  17.51   2.8         735
   2004         14.03     0.08         3.19        3.27     (0.08)    (0.08)    0.00(c)  17.22  23.3         598
CLASS B
   2008        $25.67    $0.20      $(10.74)    $(10.54)   $(0.10)   $(0.10)   $0.00(c) $15.03 (41.0)%  $    102
   2007         21.90     0.06         3.75        3.81     (0.04)    (0.04)    0.00(c)  25.67  17.4         297
   2006         17.11    (0.03)        4.82        4.79        --         -     0.00(c)  21.90  28.0         291
   2005         16.77     0.01         0.33        0.34        --         -     0.00(c)  17.11   2.0         425
   2004         13.69    (0.04)        3.12        3.08        --          -    0.00(c)  16.77  22.5         855
CLASS C
   2008        $25.50    $0.15      $(10.61)    $(10.46)   $(0.08)   $(0.08)   $0.00(c) $14.96 (41.0)%  $    563
   2007         21.76     0.05         3.72        3.77     (0.03)    (0.03)    0.00(c)  25.50  17.3       2,122
   2006         17.03     0.00(c)      4.77        4.77     (0.04)    (0.04)    0.00(c)  21.76  28.0         351
   2005         16.71     0.04         0.29        0.33     (0.01)    (0.01)    0.00(c)  17.03   2.0         195
   2004         13.68    (0.06)        3.14        3.08     (0.05)    (0.05)    0.00(c)  16.71  22.5         249
CLASS I
   2008(d)     $25.53    $0.35      $(10.19)    $ (9.84)   $(0.39)   $(0.39)   $0.00(c) $15.30 (38.5)%  $    416

                RATIOS TO AVERAGE NET ASSETS/
                      SUPPLEMENTAL DATA
             ----------------------------------



                 Net
   Period    Investment               Portfolio
    Ended      Income    Operating     Turnover
December 31,   (Loss)    Expenses(b)    Rate++
------------ ----------  -----------  ---------
CLASS AAA
   2008         1.51%        1.59%         3%
   2007         0.98         1.50         11
   2006         0.63         1.56          7
   2005         0.92         1.59          4
   2004         0.49         1.62         15
CLASS A
   2008         1.52%        1.59%         3%
   2007         0.89         1.50         11
   2006         0.64         1.56          7
   2005         0.83         1.59          4
   2004         0.52         1.62         15
CLASS B
   2008         0.95%        2.34%         3%
   2007         0.26         2.25         11
   2006        (0.17)        2.31          7
   2005         0.09         2.33          4
   2004        (0.25)        2.37         15
CLASS C
   2008         0.73%        2.34%         3%
   2007         0.19         2.25         11
   2006        (0.02)        2.31          7
   2005         0.26         2.34          4
   2004        (0.44)        2.37         15
CLASS I
   2008(d)      1.78%(e)     1.34%(e)      3%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%. The portfolio turnover rate for the years ended 2006, 2005, and 2004, would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the years ended December 31, 2008, 2005, and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57%, 1.58%, and 1.61% (Class AAA), 1.57%, 1.59%, and 1.61% (Class A), 2.32%, 2.33%, and
     2.36% (Class B), 2.32%, 2.34%, and 2.36% (Class C), and 1.32% (Class I),
     respectively. For the years ended December 31, 2007 and 2006, the effect of interest expense was minimal.

(c)  Amount represents less than $0.005 per share.

(d) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(e)  Annualized.

                See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The GAMCO Global Telecommunications Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                          $139,533,014
Level 2 - Other Significant Observable Inputs         750,359
Level 3 - Significant Observable Inputs                   114
                                                 ------------
TOTAL                                            $140,283,487
                                                 ============

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
                                                --------------
BALANCE AS OF 12/31/07                              $ 14
Accrued discounts/(premiums)                          --
Realized gain/(loss)                                  --
Change in unrealized appreciation
   /(depreciation)+                                   18
Net purchases/(sales)                                 --
Transfers in and/or out of Level 3                    82
                                                    ----
BALANCE AS OF 12/31/08                              $114
                                                    ====
Net change in unrealized appreciation/
   (depreciation) during the period on Level
   3 investments held at 12/31/08+                  $ (6)
                                                    ----

----------
+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2008.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment income by $11,919 and to decrease accumulated net realized loss on investments and foreign currency transactions by $11,919.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was $2,937,022 and $2,720,888, respectively, of ordinary income.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and market-to-market adjustments on passive foreign investment companies.

As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards ..........   $(24,451,599)
Undistributed ordinary income ...................        313,248
Net unrealized depreciation on investments and
   foreign currency translations ................     (2,469,914)
                                                    ------------
Total ...........................................   $(26,608,265)
                                                    ============

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $24,451,599, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; and $250,143 is available through 2016.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                       GROSS          GROSS
                                    UNREALIZED     UNREALIZED    NET UNREALIZED
                        COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                    ------------   ------------   ------------   --------------
Investments .....   $142,755,806   $37,472,881    $(39,945,200)  $(2,472,319)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $5,311,590 and $43,369,383, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $35,719 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $3,080 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. At December 31, 2008, borrowings outstanding under the line of credit amounted to $1,153,000.

The average daily amount of borrowings outstanding under the line of credit in 2008, was $1,354,869 with a weighted average interest rate of 2.55%. The maximum amount borrowed at any time during 2008, was $7,688,000.

8. CAPITAL STOCK. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. (Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge.) Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $192 and $5,395, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                  YEAR ENDED
                                                           DECEMBER 31, 2008           DECEMBER 31, 2007
                                                       -------------------------   -------------------------
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
                                                                CLASS AAA                   CLASS AAA
                                                       -------------------------   -------------------------
Shares sold.........................................      707,973   $ 14,071,991    4,806,884   $119,374,310
Shares issued upon reinvestment of distributions....      185,164      2,751,534       97,527      2,580,391
Shares redeemed.....................................   (3,437,442)   (75,059,667)  (2,778,619)   (69,900,243)
                                                       ----------   ------------   ----------   ------------
   Net increase/(decrease)..........................   (2,544,305)  $(58,236,142)   2,125,792   $ 52,054,458
                                                       ==========   ============   ==========   ============
                                                                CLASS A                     CLASS A
                                                       -------------------------   -------------------------
Shares sold.........................................       21,568   $    468,361      136,657   $  3,386,273
Shares issued upon reinvestment of distributions....        1,057         15,710          554         14,666
Shares redeemed.....................................      (52,458)    (1,119,076)     (85,705)    (2,149,764)
                                                       ----------   ------------   ----------   ------------
   Net increase/(decrease)..........................      (29,833)  $   (635,005)      51,506   $  1,251,175
                                                       ==========   ============   ==========   ============
                                                                CLASS B                     CLASS B
                                                       -------------------------   -------------------------
Shares issued upon reinvestment of distributions....           30   $        432           10   $        256
Shares redeemed.....................................       (4,803)      (101,683)      (1,758)       (42,800)
                                                       ----------   ------------   ----------   ------------
   Net decrease.....................................       (4,773)  $   (101,251)      (1,748)  $    (42,544)
                                                       ==========   ============   ==========   ============
                                                                CLASS C                     CLASS C
                                                       -------------------------   -------------------------
Shares sold.........................................        6,056   $    128,204      165,095   $  3,923,242
Shares issued upon reinvestment of distributions....          162          2,363           90          2,310
Shares redeemed.....................................      (51,833)    (1,065,613)     (98,077)    (2,273,436)
                                                       ----------   ------------   ----------   ------------
   Net increase/(decrease)..........................      (45,615)  $   (935,046)      67,108   $  1,652,116
                                                       ==========   ============   ==========   ============
                                                                CLASS I*
                                                       -------------------------
Shares sold.........................................       34,897   $    712,000
Shares issued upon reinvestment of distributions....          410          6,084
Shares redeemed.....................................       (8,109)      (148,284)
                                                       ----------   ------------
   Net increase.....................................       27,198   $    569,800
                                                       ==========   ============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of GAMCO Global Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The GAMCO Global Telecommunications Fund (the "Fund"), a series of GAMCO Global Series Funds, Inc., as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc., at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (/s/ Ernst & Young LLP)

Philadelphia, Pennsylvania
February 24, 2009

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

During the six months ended December 31, 2008, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "Independent Board Members") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio managers, the depth of the analyst pool available to the Adviser and the Fund's portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund's portfolio managers.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of all telecommunications funds, noting that the Fund's performance was in the top quartile in its peer group for the one year period, in the top third of its peer group for the three year period, and was above average for the five year period.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a stand-alone administrative charge. The Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker of the Adviser and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale and reviewed rudimentary data suggesting that 20% growth in the Fund would not produce meaningful economies of scale that the shareholders would not participate in.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Lipper peer group of telecommunication funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Board Members noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The Board Members compared the management fee with the fee for other funds managed by the Adviser but did not compare it with the fees of other types of accounts managed by an affiliated adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was satisfactory. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Corporation are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Global Telecommunications Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF    NUMBER OF
                           OFFICE AND    FUNDS IN
    NAME, POSITION(S)      LENGTH OF   FUND COMPLEX
        ADDRESS(1)            TIME       OVERSEEN               PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
         AND AGE            SERVED(2)  BY DIRECTOR              DURING PAST FIVE YEARS                    HELD BY DIRECTOR(4)
-------------------------  ----------  ------------  --------------------------------------------  ---------------------------------
INTERESTED DIRECTORS(3):

MARIO J. GABELLI           Since 1993       26       Chairman and Chief Executive Officer of       Director of Morgan Group
Director and                                         GAMCO Investors, Inc. and Chief Investment    Holdings, Inc. (holding company);
Chief Investment Officer                             Officer - Value Portfolios of Gabelli Funds,  Chairman of the Board of LICT
Age: 66                                              LLC and GAMCO Asset Management Inc.;          Corp. (multimedia and
                                                     Director/Trustee or Chief Investment Officer  communication services
                                                     of other registered investment companies in   company)
                                                     the Gabelli/GAMCO Funds complex; Chairman
                                                     and Chief Executive Officer of GGCP, Inc.

JOHN D. GABELLI            Since 1993       10       Senior Vice President of Gabelli &            Director of GAMCO Investors, Inc.
Director                                             Company, Inc.                                 (asset management)
Age: 64

INDEPENDENT DIRECTORS(5):

E. VAL CERUTTI             Since 2001        7       Chief Executive Officer of Cerutti            Director of The LGL Group, Inc.
Director                                             Consultants, Inc.                             (diversified manufacturing)
Age: 69

ANTHONY J. COLAVITA        Since 1993       36       Partner in the law firm of                              --
Director                                             Anthony J. Colavita, P.C.
Age: 73

ARTHUR V. FERRARA          Since 2001        8       Former Chairman of the Board and Chief                  --
Director                                             Executive Officer of The Guardian Life
Age: 78                                              Insurance Company of America (1993-1995)

WERNER J. ROEDER, MD       Since 1993       22       Medical Director of Lawrence                            --
Director                                             Hospital and practicing private physician
Age: 68

ANTHONIE C. VAN EKRIS      Since 1993       20       Chairman of BALMAC International, Inc.                  --
Director                                             (commodities and futures trading)
Age: 74

SALVATORE J. ZIZZA         Since 2004       28       Chairman of Zizza & Co., Ltd.                 Director of Hollis-Eden
Director                                             (consulting)                                  Pharmaceuticals (biotechnology);
Age: 63                                                                                            Director of Earl Scheib, Inc.
                                                                                                   (automotive services)

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

                               TERM OF
    NAME, POSITION(S)        OFFICE AND
       ADDRESS(1)             LENGTH OF                                      PRINCIPAL OCCUPATION(S)
         AND AGE           TIME SERVED(2)                                    DURING PAST FIVE YEARS
------------------------   --------------   --------------------------------------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 2003     Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988
President and Secretary                     and an officer of all of the registered investment companies in the Gabelli/GAMCO
Age: 57                                     Funds complex. Director and President of Teton Advisors, Inc. (formerly Gabelli
                                            Advisers, Inc.) since 1998

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                                   investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S.
Age: 50                                     Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from
                                            2004 through 2005; Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer                    Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 55                                     complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Corporation as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5) Directors who are not interested persons are considered "Independent" Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.330, $0.327, $0.104, $0.083, and $0.389 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the year ended December 31, 2008, 58.08% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.34% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 0.47%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The GAMCO Global Telecommunications Fund did not meet this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

----------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                   (GRAPHIC)

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Arthur V. Ferrara
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q408SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $129,600 for 2007 and $129,600 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,400 for 2007 and $17,200 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)   The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $81,400 for 2007 and $17,200 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/5/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/5/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/5/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.